AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 2026

1933 Act Registration File No.: 333-285633

1940 Act File No.: 811-24061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 67	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 69	☑

TIDAL TRUST IV

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, WI 53204	Rachael L. Schwartz Sullivan & Worcester LLP 1251 Avenue of the Americas New York, New York 10020

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☑	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 67 to the registration statement of Tidal Trust IV (the “Trust”) is filed for the purpose of adding five new series, TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF to the Trust.

SUBJECT TO COMPLETION

October 2, 2026

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

[LOGO]

TIME Nasdaq Active ETF [(TICKER)]

TIME Global AI Active ETF [(TICKER)]

TIME China AI Active ETF [(TICKER) ]

TIME Korea Active ETF [(TICKER)]

TIME S&P 500® Active ETF [(TICKER)]

Each listed on [ ].

PROSPECTUS

[], 2026

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION

TIME Nasdaq Active ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	[]%
Distribution and Service (12b-1) Fees	[]%
Other Expenses(2)	[]%
Total Annual Fund Operating Expenses	[]%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities listed on The Nasdaq Stock Market LLC (“Nasdaq”), including depositary receipts listed on Nasdaq. The Fund may invest its remaining assets in equity securities listed on other major U.S. securities exchanges, including the New York Stock Exchange (“NYSE”), and in other investments described below. The Fund may invest in U.S. and non-U.S. companies of any market capitalization, including large-, mid-, and small-capitalization companies. The Fund’s sub-adviser (the “Sub-Adviser”) seeks to invest in companies that it believes exhibit innovative growth characteristics. The Fund may also invest in depositary receipts representing interests in foreign securities. Only depositary receipts listed on Nasdaq will count toward the Fund’s 80% investment policy.

The Sub-Adviser combines bottom-up fundamental analysis with top-down analysis of macroeconomic conditions and industry trends to construct the Fund’s portfolio. The Sub-Adviser seeks to identify companies positioned to benefit from long-term structural growth trends, which may include developments in artificial intelligence, semiconductors, cloud computing, software, platform-based businesses, digital infrastructure, and other next-generation technologies. The Fund is not managed to track an index and may invest in both established companies and smaller companies that the Sub-Adviser believes may become emerging industry leaders.

 1

The Fund will concentrate its investments in the semiconductor and semiconductor equipment industry. Accordingly, the Fund will invest more than 25% of its total assets in companies engaged in the design, development, manufacture, distribution, or sale of semiconductors, semiconductor components, or semiconductor manufacturing and testing equipment.

In selecting investments for the Fund, the Sub-Adviser considers various quantitative and qualitative factors, including an issuer’s revenue and earnings growth, technological or other competitive advantages, balance-sheet strength and flexibility, and potential for market capitalization growth. The Sub-Adviser may sell or reduce a position when it determines that the security has reached its valuation target, the issuer’s fundamental growth prospects have deteriorated, liquidity or other risk-management considerations warrant a sale, or another investment presents a more attractive opportunity. The Sub-Adviser also considers position size and the liquidity of individual holdings in managing the Fund’s portfolio.

Although the Fund invests primarily in equity securities directly, it may invest in shares of other investment companies, including ETFs, on an incidental basis for liquidity management, cash equitization, or temporary market exposure.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s investment strategy is expected to result in a high portfolio turnover rate.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payments from issuers. Equity securities may experience sudden, unpredictable declines in value or extended periods of decline. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The value of equity securities may also decline because of broader market, economic, or political conditions that are not specifically related to a particular issuer.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure in implementing the Fund’s investment strategies. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, industries, economic conditions, or market trends may be incorrect or may not produce the intended results. The Fund may underperform other funds with similar investment objectives or strategies.

Growth Investing Risk. Growth companies generally invest a substantial portion of their earnings in expanding their businesses and therefore may lack the dividends associated with value stocks that can cushion stock prices during market declines. The prices of growth stocks are generally based on future expectations and may be more sensitive than other stocks to changes in current or expected earnings. Growth stocks may experience greater price volatility if an issuer’s earnings or revenues fail to meet market expectations.

Concentration Risk. The Fund will concentrate its investments in the semiconductor and semiconductor equipment industry. As a result, the Fund’s performance will be closely tied to developments affecting that industry. The Fund may therefore experience greater volatility and be more adversely affected by a decline in the value of companies in that industry than a fund that invests across a wider range of industries.

Semiconductor and Semiconductor Equipment Industry Risk. Semiconductor and semiconductor equipment companies are highly dependent on demand for electronic products and may be adversely affected by rapid technological changes, product obsolescence, intense competition, pricing pressures, and fluctuations in supply and demand. The industry is cyclical and has experienced periods of significant expansion and contraction. Companies in the industry may require substantial capital expenditures and investments in research and development and may depend on a limited number of products, customers, suppliers, or manufacturing facilities. The industry also depends on complex global supply chains and may be adversely affected by shortages of materials or components, manufacturing disruptions, trade restrictions, tariffs, export controls, geopolitical tensions, and changes in government industrial policy. Certain semiconductor companies rely on third-party manufacturers, frequently located outside the United States, and may face operational, political, regulatory, and supply-chain risks associated with those arrangements.

 2

Technology Sector Risk. Because the Fund will concentrate its investments in the semiconductor and semiconductor equipment industry and may invest in other technology-related industries, it will have substantial exposure to the technology sector. Technology companies may be significantly affected by rapid technological change, short product cycles, intense competition, product obsolescence, changes in consumer preferences, the loss or impairment of intellectual property rights, cybersecurity incidents, and government regulation. Technology companies may depend heavily on the success of a limited number of products or services and may face substantial research and development costs. Their securities may experience significant price volatility.

Nasdaq-Listed Companies Risk. Because the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies listed on Nasdaq, the Fund’s investment universe is limited primarily to Nasdaq-listed companies. Nasdaq-listed companies may have significant exposure to the technology and communications sectors and may include a greater proportion of growth-oriented and recently established companies than companies listed on certain other exchanges. Market developments that adversely affect Nasdaq-listed companies, growth companies, or technology-related industries may therefore have a greater impact on the Fund than on a fund that invests more broadly across securities exchanges and investment styles.

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve risks not typically associated with investments in U.S. issuers. Foreign securities markets may be less liquid, more volatile, and subject to less government supervision than U.S. securities markets. Foreign issuers may be subject to different accounting, auditing, financial reporting, disclosure, and regulatory standards. Foreign investments may also be affected by political, social, diplomatic, or economic developments; changes in foreign taxes; expropriation or nationalization of assets; capital controls; sanctions; trade restrictions; and difficulties enforcing legal rights outside the United States.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and may involve additional risks. Depositary receipts may not provide a return that corresponds precisely with the return of the underlying foreign securities. Unsponsored depositary receipt programs may provide less information about the underlying issuer and may not pass through voting rights or other shareholder benefits to the same extent as sponsored programs.

Currency Exchange Rate Risk. The Fund’s investments in foreign securities may be denominated in foreign currencies. Changes in the value of a foreign currency relative to the U.S. dollar may reduce the U.S. dollar value of the Fund’s investments and any income or distributions received from those investments. Currency exchange rates may fluctuate significantly over short periods based on market, economic, political, and regulatory developments.

Market Capitalization Risk.

●	Large-Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer preferences. Large-capitalization companies may also be mature compared with smaller companies and therefore may be subject to slower growth during periods of economic expansion.

●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Mid-capitalization companies may have limited product lines, markets, financial resources, and management experience and may be more dependent upon a limited number of products or services. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Small-capitalization companies may have limited product lines, markets, financial resources, and management experience and may depend on a limited number of key employees. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

Liquidity Risk. Certain investments may be difficult or impossible to purchase or sell at the time and price that the Fund would prefer. The Fund may have to accept a lower price to sell an investment, sell other investments to raise cash, or be unable to sell an investment, which could prevent the Fund from taking advantage of other investment opportunities. Liquidity risk may be heightened for securities of smaller companies and during periods of market stress.

Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in a high portfolio turnover rate. High portfolio turnover may result in increased transaction costs and may cause the Fund to realize greater amounts of short-term capital gains, which are generally taxable to shareholders as ordinary income when distributed. Increased transaction costs and taxes may reduce the Fund’s investment performance.

 3

Other Investment Companies Risk. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the securities or other instruments in which those investment companies invest. By investing in another investment company, the Fund will indirectly bear its proportionate share of the fees and expenses of that investment company in addition to the Fund’s own fees and expenses. The Fund may also be affected by the investment company’s investment performance, trading costs, and premiums or discounts between the market price and NAV of the investment company’s shares.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that APs exit the business or are unable to process creation or redemption orders and no other AP steps forward, or market makers and/or liquidity providers exit the business or significantly reduce their activities and no other entity assumes their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate making frequent small investments.

●	Shares May Trade at Prices Other Than NAV. Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, Shares may trade at a premium to NAV or at a discount to NAV. This risk is heightened during periods of market volatility, steep market declines, or limited trading activity.

●	Trading Risk. Although Shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained or that Shares will trade with any volume. Trading in Shares may be halted because of market conditions or for other reasons. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met.

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investing in securities and other financial instruments. Investment markets can be volatile, and investment prices may change substantially because of various factors, including economic growth or recession, changes in interest rates, inflation or deflation, changes in issuer creditworthiness, market liquidity, regulatory developments, governmental actions, geopolitical events, armed conflicts, terrorism, natural disasters, and public-health emergencies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. Prospective investors therefore do not have a performance history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including human error, processing and communication errors, errors by the Fund’s service providers or counterparties, failed or inadequate processes, and technology or systems failures. The Fund relies on third parties for a range of services. Any delay or failure in obtaining or maintaining those services may affect the Fund’s ability to implement its investment strategy or meet its investment objective. Although the Fund, the Adviser, and the Sub-Adviser seek to reduce operational risks through controls and procedures, such risks cannot be eliminated completely.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at [Website].

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Timefolio Asset Management Co., Ltd. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

 4

Portfolio Managers:

NamHo Kim, Head of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

HyunJu Bae, CFA, Senior Manager of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Andy Hicks, Senior Vice President of Trading for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [Website].

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

 5

TIME Global AI Active ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	[]%
Distribution and Service (12b-1) Fees	[]%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[]%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies that the Fund’s sub-adviser (the “Sub-Adviser”) determines are economically tied to the artificial intelligence (“AI”) ecosystem. Under normal circumstances, the Fund invests in companies located in at least three countries, one of which may be the United States. The Fund considers a company to be economically tied to the AI ecosystem if: (i) the company derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the development, manufacture, or provision of AI-related products, technologies, infrastructure, or services; or (ii) the Sub-Adviser determines, based on the company’s business activities, products and services, capital expenditures, research and development activities, and industry classification, that the company’s principal business activities provide technologies, infrastructure, products, or services that are critical to the development, deployment, or operation of AI.

The AI ecosystem includes companies involved in semiconductor hardware; cloud computing and data-center infrastructure; optical communications; power generation, transmission, and other energy solutions supporting AI infrastructure; and software that uses AI to perform tasks, make decisions, or interact with other systems with limited human intervention, sometimes referred to as “agentic AI.” The Fund may invest in companies of any market capitalization and at different stages of development across the AI supply chain.

 6

The Fund invests in companies located throughout the world, including the United States and foreign developed and emerging markets. The Fund’s investments may include companies located in the United States, Taiwan, South Korea, China, Hong Kong, Japan, and Europe. The Fund may invest in securities listed on exchanges such as the New York Stock Exchange, Nasdaq, the Taiwan Stock Exchange, the Korea Exchange, the Hong Kong Stock Exchange, the Shanghai and Shenzhen stock exchanges, and the Tokyo Stock Exchange. The Fund may invest in China A-shares traded through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). The Fund may also invest in depositary receipts representing interests in foreign securities.

The Fund will concentrate its investments in the semiconductor and semiconductor equipment industry. Accordingly, the Fund will invest more than 25% of its total assets in companies engaged in the design, development, manufacture, distribution, or sale of semiconductors, semiconductor components, or semiconductor manufacturing and testing equipment.

In selecting investments for the Fund, the Sub-Adviser uses bottom-up fundamental analysis and evaluates factors including an issuer’s technological leadership, competitive position, earnings visibility, and exposure to capital expenditures by large-scale cloud computing and data-center operators. The Sub-Adviser seeks to identify companies that it believes are positioned to benefit from the development, adoption, and expansion of AI technologies and infrastructure across global supply chains.

The Sub-Adviser may sell or reduce a position when it determines that the issuer faces an increased risk of technological disruption, the security has become overvalued, the issuer’s long-term growth prospects have deteriorated, country-specific regulatory or market developments adversely affect the investment, or another investment presents a more attractive opportunity. The Sub-Adviser may adjust the Fund’s geographic exposure in response to liquidity conditions, regulatory developments, operational considerations, or restrictions on accessing a particular market.

Although the Fund invests primarily in equity securities directly, it may invest in shares of other investment companies, including ETFs, on an incidental basis for liquidity management, cash equitization, or temporary market exposure.

The Fund is classified as “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund’s investment strategy is expected to result in a high portfolio turnover rate.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payments from issuers. Equity securities may experience sudden, unpredictable declines in value or extended periods of decline. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The value of equity securities may also decline because of broader market, economic, or political conditions that are not specifically related to a particular issuer.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure in implementing the Fund’s investment strategies. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, industries, countries, economic conditions, or market trends may be incorrect or may not produce the intended results. The Fund may underperform other funds with similar investment objectives or strategies.

Artificial Intelligence Companies Risk. The Fund invests in companies that the Sub-Adviser believes are economically tied to the AI ecosystem. The commercial use of AI technologies is developing rapidly, and there is no assurance that these technologies will be successfully developed, adopted, or monetized. Companies involved in AI may face intense competition, rapid technological change, short product cycles, substantial research and development costs, shortages of skilled personnel, cybersecurity incidents, and uncertainty concerning intellectual property rights. Such companies may also be adversely affected by evolving laws and regulations concerning AI, data privacy, consumer protection, national security, and the collection and use of data. A company perceived to be associated with AI may trade at elevated valuations that are not supported by its current revenues or earnings. If expectations regarding the growth or commercial use of AI are not realized, the securities of AI-related companies may experience significant declines in value.

 7

Concentration Risk. The Fund will concentrate its investments in the semiconductor and semiconductor equipment industry. As a result, the Fund’s performance will be closely tied to developments affecting that industry. The Fund may therefore experience greater volatility and be more adversely affected by a decline in the value of companies in that industry than a fund that invests across a wider range of industries.

Semiconductor and Semiconductor Equipment Industry Risk. Semiconductor and semiconductor equipment companies are highly dependent on demand for electronic products and may be adversely affected by rapid technological changes, product obsolescence, intense competition, pricing pressures, and fluctuations in supply and demand. The industry is cyclical and has experienced periods of significant expansion and contraction. Companies in the industry may require substantial capital expenditures and investments in research and development and may depend on a limited number of products, customers, suppliers, or manufacturing facilities. The industry also depends on complex global supply chains and may be adversely affected by shortages of materials or components, manufacturing disruptions, trade restrictions, tariffs, export controls, geopolitical tensions, and changes in government industrial policy. Certain semiconductor companies rely on third-party manufacturers, frequently located outside the United States, and may face operational, political, regulatory, and supply-chain risks associated with those arrangements.

Technology Sector Risk. Because the Fund will concentrate its investments in the semiconductor and semiconductor equipment industry and may invest in other technology-related industries, it will have substantial exposure to the technology sector. Technology companies may be significantly affected by rapid technological change, short product cycles, intense competition, product obsolescence, changes in consumer preferences, the loss or impairment of intellectual property rights, cybersecurity incidents, and government regulation. Technology companies may depend heavily on the success of a limited number of products or services and may face substantial research and development costs. Their securities may experience significant price volatility.

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve risks not typically associated with investments in U.S. issuers. Foreign securities markets may be less liquid, more volatile, and subject to less government supervision than U.S. securities markets. Foreign issuers may be subject to different accounting, auditing, financial reporting, disclosure, and regulatory standards. Foreign investments may also be affected by political, social, diplomatic, or economic developments; changes in foreign taxes; expropriation or nationalization of assets; capital controls; sanctions; trade restrictions; and difficulties enforcing legal rights outside the United States.

Emerging Markets Risk. Investments in emerging market countries are subject to all of the risks associated with foreign investments, but these risks may be greater because emerging markets generally have less developed economies, markets, legal systems, and regulatory frameworks. Emerging market securities may be less liquid and more volatile than securities issued in more developed markets. Emerging market countries may experience greater political instability, government involvement in private industry, restrictions on foreign ownership or capital movements, currency controls, inflation, and difficulties in obtaining or enforcing judgments.

China Investing Risk. Investing in securities of Chinese issuers involves risks specific to China. The Chinese government exercises substantial influence over the Chinese economy and securities markets and may intervene in an issuer’s operations or restrict or prohibit certain business activities or foreign investments with little or no notice. Chinese issuers may be subject to less developed accounting, auditing, disclosure, and regulatory standards than U.S. issuers. Investments in China may also be affected by government-imposed capital controls, trading suspensions, limits on foreign ownership, sanctions, tariffs, export restrictions, strained international relations, and changes in the legal status of contractual arrangements used by certain Chinese companies. Any of these developments may result in significant losses to the Fund.

China A-Shares and Stock Connect Risk. The Fund may invest in China A-shares through Stock Connect. Stock Connect is subject to trading, quota, operational, clearing, settlement, custody, and regulatory risks. Investments made through Stock Connect are subject to Chinese securities regulations and listing rules, which may change with little or no advance notice. Stock Connect may be available only on days when the relevant markets are open and banking services are available in both China and Hong Kong. Trading suspensions, differences in trading days, foreign ownership limits, and restrictions on selling securities may limit the Fund’s ability to purchase or dispose of China A-shares at a desired time or price.

Currency Exchange Rate Risk. The Fund’s investments in foreign securities may be denominated in foreign currencies. Changes in the value of a foreign currency relative to the U.S. dollar may reduce the U.S. dollar value of the Fund’s investments and any income or distributions received from those investments. Currency exchange rates may fluctuate significantly over short periods based on market, economic, political, and regulatory developments.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and may involve additional risks. Depositary receipts may not provide a return that corresponds precisely with the return of the underlying foreign securities. Unsponsored depositary receipt programs may provide less information about the underlying issuer and may not pass through voting rights or other shareholder benefits to the same extent as sponsored programs.

 8

Market Capitalization Risk.

●	Large-Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer preferences. Large-capitalization companies may also be mature compared with smaller companies and therefore may be subject to slower growth during periods of economic expansion.

●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Mid-capitalization companies may have limited product lines, markets, financial resources, and management experience. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Small-capitalization companies may have limited product lines, markets, financial resources, and management experience and may depend on a limited number of key employees. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

Liquidity Risk. Certain investments may be difficult or impossible to purchase or sell at the time and price that the Fund would prefer. The Fund may have to accept a lower price to sell an investment, sell other investments to raise cash, or be unable to sell an investment. Liquidity risk may be heightened for securities of smaller companies, securities traded in foreign or emerging markets, and investments during periods of market stress.

Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in a high portfolio turnover rate. High portfolio turnover may result in increased transaction costs and may cause the Fund to realize greater amounts of short-term capital gains, which are generally taxable to shareholders as ordinary income when distributed. Increased transaction costs and taxes may reduce the Fund’s investment performance.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that APs exit the business or are unable to process creation or redemption orders and no other AP steps forward, or market makers and/or liquidity providers exit the business or significantly reduce their activities and no other entity assumes their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate making frequent small investments.

●	Shares May Trade at Prices Other Than NAV. Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, Shares may trade at a premium to NAV or at a discount to NAV. This risk is heightened during periods of market volatility, steep market declines, or limited trading activity.

●	Trading Risk. Although Shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained or that Shares will trade with any volume. Trading in Shares may be halted because of market conditions or for other reasons. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met.

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investing in securities and other financial instruments. Investment markets can be volatile, and investment prices may change substantially because of various factors, including economic growth or recession, changes in interest rates, inflation or deflation, market liquidity, regulatory developments, governmental actions, geopolitical events, armed conflicts, terrorism, natural disasters, and public-health emergencies.

 9

New Fund Risk. The Fund is a recently organized management investment company with no operating history. Prospective investors therefore do not have a performance history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including human error, processing and communication errors, errors by the Fund’s service providers or counterparties, failed or inadequate processes, and technology or systems failures. The Fund relies on third parties for a range of services. Any delay or failure in obtaining or maintaining those services may affect the Fund’s ability to implement its investment strategy or meet its investment objective. Although the Fund, the Adviser, and the Sub-Adviser seek to reduce operational risks through controls and procedures, such risks cannot be eliminated completely.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at [Website].

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Timefolio Asset Management Co., Ltd. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers:

NamHo Kim, Head of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

HyunJu Bae, CFA, Senior Manager of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Andy Hicks, Senior Vice President of Trading for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [Website].

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

 10

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

 11

SUMMARY INFORMATION

TIME China AI Active ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	[]%
Distribution and Service (12b-1) Fees	[]%
Other Expenses(2)	[]%
Total Annual Fund Operating Expenses	[]%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies that are economically tied to Greater China and that the Fund’s sub-adviser (the “Sub-Adviser”) determines are economically tied to artificial intelligence (“AI”) and related technologies (“Greater China AI Companies”).

For purposes of the Fund’s 80% investment policy, “Greater China” includes mainland China, Hong Kong, and Taiwan. The Sub-Adviser considers a company to be economically tied to Greater China if the company satisfies one or more of the following criteria: (i) it is organized under the laws of, or maintains its principal place of business in, Greater China; (ii) its securities are principally traded in Greater China; or (iii) it derives at least 50% of its revenues or profits from, or maintains at least 50% of its assets in, Greater China.

 12

The Fund considers a company to be economically tied to AI and related technologies if it derives at least 50% of its revenue from one or more of the following activities: (i) developing or providing AI software, applications, models, or services; (ii) collecting, processing, analyzing, or storing data used in AI applications; (iii) designing, developing, manufacturing, distributing, or selling semiconductors, semiconductor components, or semiconductor manufacturing and testing equipment; or (iv) developing or providing cloud computing, data-center, communications, or other digital infrastructure that enables or supports the development, deployment, or use of AI.

The Fund may invest in China A-shares listed on the Shanghai and Shenzhen stock exchanges, equity securities listed on the Hong Kong Stock Exchange or the Taiwan Stock Exchange, and depositary receipts representing interests in equity securities of Greater China companies that are listed and traded on U.S. securities exchanges. The Fund may invest in China A-shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”).

The Fund will concentrate its investments in the semiconductor and semiconductor equipment industry. Accordingly, the Fund will invest more than 25% of its total assets in companies engaged in the design, development, manufacture, distribution, or sale of semiconductors, semiconductor components, or semiconductor manufacturing and testing equipment.

In selecting investments for the Fund, the Sub-Adviser uses bottom-up fundamental analysis and evaluates factors including an issuer’s alignment with Chinese government policy priorities, research and development capabilities, competitive position, and indications that its earnings or financial condition may improve. The Sub-Adviser seeks to identify companies that it believes are positioned to benefit from Chinese government support for domestic technology development, the localization of technology supply chains, and the adoption of AI technologies in China.

The Sub-Adviser may sell or reduce a position when it determines that regulatory or geopolitical developments have increased the risks associated with the investment, the issuer’s financial or operating fundamentals have deteriorated, or another investment presents a more attractive opportunity.

Although the Fund invests primarily in equity securities directly, it may invest in shares of other investment companies, including ETFs, on an incidental basis for liquidity management, cash equitization, or temporary market exposure.

The Fund is classified as “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund’s investment strategy may result in a high portfolio turnover rate.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payments from issuers. Equity securities may experience sudden, unpredictable declines in value or extended periods of decline. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The value of equity securities may also decline because of broader market, economic, or political conditions that are not specifically related to a particular issuer.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure in implementing the Fund’s investment strategies. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, industries, countries, economic conditions, or market trends may be incorrect or may not produce the intended results. The Fund may underperform other funds with similar investment objectives or strategies.

Artificial Intelligence Companies Risk. The Fund invests in companies that the Sub-Adviser believes are economically tied to the AI ecosystem. The commercial use of AI technologies is developing rapidly, and there is no assurance that these technologies will be successfully developed, adopted, or monetized. Companies involved in AI may face intense competition, rapid technological change, short product cycles, substantial research and development costs, shortages of skilled personnel, cybersecurity incidents, and uncertainty concerning intellectual property rights. Such companies may also be adversely affected by evolving laws and regulations concerning AI, data privacy, consumer protection, national security, and the collection and use of data. A company perceived to be associated with AI may trade at elevated valuations that are not supported by its current revenues or earnings. If expectations regarding the growth or commercial use of AI are not realized, the securities of AI-related companies may experience significant declines in value.

 13

Concentration Risk. The Fund will concentrate its investments in the semiconductor and semiconductor equipment industry. As a result, the Fund’s performance will be closely tied to developments affecting that industry. The Fund may therefore experience greater volatility and be more adversely affected by a decline in the value of companies in that industry than a fund that invests across a wider range of industries.

Semiconductor and Semiconductor Equipment Industry Risk. Semiconductor and semiconductor equipment companies are highly dependent on demand for electronic products and may be adversely affected by rapid technological changes, product obsolescence, intense competition, pricing pressures, and fluctuations in supply and demand. The industry is cyclical and has experienced periods of significant expansion and contraction. Companies in the industry may require substantial capital expenditures and investments in research and development and may depend on a limited number of products, customers, suppliers, or manufacturing facilities. The industry also depends on complex global supply chains and may be adversely affected by shortages of materials or components, manufacturing disruptions, trade restrictions, tariffs, export controls, geopolitical tensions, and changes in government industrial policy. Certain semiconductor companies rely on third-party manufacturers, frequently located outside the United States, and may face operational, political, regulatory, and supply-chain risks associated with those arrangements.

Technology Sector Risk. Because the Fund will concentrate its investments in the semiconductor and semiconductor equipment industry and may invest in other technology-related industries, it will have substantial exposure to the technology sector. Technology companies may be significantly affected by rapid technological change, short product cycles, intense competition, product obsolescence, changes in consumer preferences, the loss or impairment of intellectual property rights, cybersecurity incidents, and government regulation. Technology companies may depend heavily on the success of a limited number of products or services and may face substantial research and development costs. Their securities may experience significant price volatility.

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve risks not typically associated with investments in U.S. issuers. Foreign securities markets may be less liquid, more volatile, and subject to less government supervision than U.S. securities markets. Foreign issuers may be subject to different accounting, auditing, financial reporting, disclosure, and regulatory standards. Foreign investments may also be affected by political, social, diplomatic, or economic developments; changes in foreign taxes; expropriation or nationalization of assets; capital controls; sanctions; trade restrictions; and difficulties enforcing legal rights outside the United States.

Emerging Markets Risk. Investments in emerging market countries are subject to all of the risks associated with foreign investments, but these risks may be greater because emerging markets generally have less developed economies, markets, legal systems, and regulatory frameworks. Emerging market securities may be less liquid and more volatile than securities issued in more developed markets. Emerging market countries may experience greater political instability, government involvement in private industry, restrictions on foreign ownership or capital movements, currency controls, inflation, and difficulties in obtaining or enforcing judgments.

China Investing Risk. The Fund invests in securities of issuers located in, or economically tied to, Greater China, which includes mainland China, Hong Kong, and Taiwan. Investments in Greater China are subject to heightened political, economic, regulatory, military, and social risks. The Chinese government exercises significant control over China’s economy, financial markets, and private-sector businesses and may intervene in those businesses or markets with little or no advance notice. Changes in Chinese laws, regulations, or government policies may adversely affect issuers throughout Greater China and the value or liquidity of the Fund’s investments. Hong Kong may experience increased intervention by the Chinese government or changes to its distinct legal, economic, and financial systems. Taiwan is subject to political and military tensions with China, and an escalation of cross-strait tensions could disrupt Taiwan’s economy and financial markets. Investments in Greater China may also be affected by tariffs, sanctions, export controls, investment restrictions, market-access limitations, or less reliable financial reporting. Any of these circumstances could cause the Fund’s investments to lose substantial or all of their value.

China A-Shares and Stock Connect Risk. The Fund may invest in China A-shares through Stock Connect. Stock Connect is subject to trading, quota, operational, clearing, settlement, custody, and regulatory risks. Investments made through Stock Connect are subject to Chinese securities regulations and listing rules, which may change with little or no advance notice. Stock Connect may be available only on days when the relevant markets are open and banking services are available in both China and Hong Kong. Trading suspensions, differences in trading days, foreign ownership limits, and restrictions on selling securities may limit the Fund’s ability to purchase or dispose of China A-shares at a desired time or price.

Variable Interest Entity Risk. Certain Chinese companies, particularly those operating in industries in which foreign ownership is restricted or prohibited, use variable interest entity (“VIE”) structures to obtain financing from foreign investors. Instead of directly owning the Chinese operating company, investors in a VIE structure generally own shares of an offshore entity that has entered into contractual arrangements with the Chinese operating company. These contractual arrangements may not provide the same rights and protections as direct equity ownership and may be difficult to enforce. The Chinese government could determine that a VIE structure does not comply with Chinese law, impose penalties, revoke licenses, invalidate the contractual arrangements, or require the structure to be reorganized. If any of these events occurs, the value of the Fund’s investment could decline significantly or become worthless.

 14

Currency Exchange Rate Risk. The Fund’s investments in foreign securities may be denominated in foreign currencies. Changes in the value of a foreign currency relative to the U.S. dollar may reduce the U.S. dollar value of the Fund’s investments and any income or distributions received from those investments. Currency exchange rates may fluctuate significantly over short periods based on market, economic, political, and regulatory developments.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and may involve additional risks. Depositary receipts may not provide a return that corresponds precisely with the return of the underlying foreign securities. Unsponsored depositary receipt programs may provide less information about the underlying issuer and may not pass through voting rights or other shareholder benefits to the same extent as sponsored programs.

Market Capitalization Risk.

●	Large-Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer preferences. Large-capitalization companies may also be mature compared with smaller companies and therefore may be subject to slower growth during periods of economic expansion.

●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Mid-capitalization companies may have limited product lines, markets, financial resources, and management experience. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Small-capitalization companies may have limited product lines, markets, financial resources, and management experience and may depend on a limited number of key employees. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

Liquidity Risk. Certain investments may be difficult or impossible to purchase or sell at the time and price that the Fund would prefer. The Fund may have to accept a lower price to sell an investment, sell other investments to raise cash, or be unable to sell an investment. Liquidity risk may be heightened for securities of smaller companies, securities traded in foreign or emerging markets, and investments during periods of market stress.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover may result in increased transaction costs and may cause the Fund to realize greater amounts of short-term capital gains, which are generally taxable to shareholders as ordinary income when distributed. Increased transaction costs and taxes may reduce the Fund’s investment performance.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that APs exit the business or are unable to process creation or redemption orders and no other AP steps forward, or market makers and/or liquidity providers exit the business or significantly reduce their activities and no other entity assumes their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate making frequent small investments.

 15

●	Shares May Trade at Prices Other Than NAV. Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, Shares may trade at a premium to NAV or at a discount to NAV. This risk is heightened during periods of market volatility, steep market declines, or limited trading activity.

●	Trading Risk. Although Shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained or that Shares will trade with any volume. Trading in Shares may be halted because of market conditions or for other reasons. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met.

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investing in securities and other financial instruments. Investment markets can be volatile, and investment prices may change substantially because of various factors, including economic growth or recession, changes in interest rates, inflation or deflation, market liquidity, regulatory developments, governmental actions, geopolitical events, armed conflicts, terrorism, natural disasters, and public-health emergencies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. Prospective investors therefore do not have a performance history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including human error, processing and communication errors, errors by the Fund’s service providers or counterparties, failed or inadequate processes, and technology or systems failures. The Fund relies on third parties for a range of services. Any delay or failure in obtaining or maintaining those services may affect the Fund’s ability to implement its investment strategy or meet its investment objective. Although the Fund, the Adviser, and the Sub-Adviser seek to reduce operational risks through controls and procedures, such risks cannot be eliminated completely.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at [Website].

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Timefolio Asset Management Co., Ltd. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers:

NamHo Kim, Head of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

HyunJu Bae, CFA, Senior Manager of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Andy Hicks, Senior Vice President of Trading for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

 16

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [Website].

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

 17

TIME Korea Active ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	[]%
Distribution and Service (12b-1) Fees	[]%
Other Expenses(2)	[]%
Total Annual Fund Operating Expenses	[]%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies economically tied to South Korea.

For purposes of the Fund’s 80% investment policy, the Fund’s sub-adviser (the “Sub-Adviser”) considers a company to be economically tied to South Korea if the company satisfies one or more of the following criteria: (i) it is organized under the laws of, or maintains its principal place of business in, South Korea; (ii) its securities are principally traded in South Korea; or (iii) it derives at least 50% of its revenues or profits from, or maintains at least 50% of its assets in, South Korea.

The Fund invests primarily in companies whose securities are included in the Korea Composite Stock Price Index (the “KOSPI Index”) or listed on the KOSPI Market of the Korea Exchange. The Fund may also invest in growth-oriented companies listed on the KOSDAQ Market of the Korea Exchange. The Fund may invest in companies of any market capitalization, including large-, mid-, and small-capitalization companies. Although the Fund uses the KOSPI Index as a performance benchmark and the Sub-Adviser seeks to generate returns exceeding those of the KOSPI Index, the Fund is not managed to track the KOSPI Index, and there is no assurance that the Fund will outperform the KOSPI Index.

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In selecting investments for the Fund, Sub-Adviser uses bottom-up fundamental analysis together with an assessment of economic, industry, and market trends. The Sub-Adviser seeks to identify companies positioned to benefit from South Korea’s export-oriented economy, improvements in corporate governance and shareholder returns, and growth in key sectors of the South Korean economy. This may include companies expected to benefit from South Korean corporate value-enhancement initiatives, including the government-supported “Corporate Value-up Program,” which encourages listed companies to improve capital efficiency, corporate governance, and shareholder returns.

The Sub-Adviser evaluates potential investments based on factors including relative valuation, balance-sheet strength, dividend and share-repurchase policies, capital efficiency, and earnings momentum. The Sub-Adviser may adjust the Fund’s sector allocations and allocate between established KOSPI-listed companies and growth-oriented KOSDAQ-listed companies based on its assessment of market conditions and investment opportunities.

The Sub-Adviser may sell or reduce a position when the security reaches its valuation target, the issuer’s fundamental growth prospects or earnings momentum deteriorate, the Sub-Adviser changes the Fund’s sector allocation, or another investment presents a more attractive opportunity.

Although the Fund invests primarily in equity securities directly, it may invest in shares of other investment companies, including ETFs, on an incidental basis for liquidity management, cash equitization, or temporary market exposure.

The Fund is classified as “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund’s investment strategy is expected to result in a high portfolio turnover rate.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payments from issuers. Equity securities may experience sudden, unpredictable declines in value or extended periods of decline. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The value of equity securities may also decline because of broader market, economic, or political conditions that are not specifically related to a particular issuer.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure in implementing the Fund’s investment strategies. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, industries, countries, economic conditions, or market trends may be incorrect or may not produce the intended results. The Fund may underperform the KOSPI Index or other funds with similar investment objectives or strategies.

South Korea Investing Risk. Because the Fund invests primarily in South Korean companies, developments affecting South Korea are likely to have a significant effect on the Fund’s performance. The South Korean economy is heavily dependent on international trade and may be adversely affected by changes in global demand, the economic conditions of its principal trading partners, tariffs, trade restrictions, export controls, and fluctuations in the value of the South Korean won. Certain sectors of the South Korean economy are dominated by a relatively small number of large corporate groups, and government policy may have a significant effect on those companies and the broader economy. South Korea may also be affected by political instability, governmental actions, and military tensions with North Korea. An escalation of tensions or outbreak of hostilities on the Korean Peninsula could adversely affect South Korean issuers and securities markets and cause significant losses to the Fund.

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Foreign Securities Risk. Investments in securities of non-U.S. issuers involve risks not typically associated with investments in U.S. issuers. Foreign securities markets may be less liquid, more volatile, and subject to less government supervision than U.S. securities markets. Foreign issuers may be subject to different accounting, auditing, financial reporting, disclosure, and regulatory standards. Foreign investments may also be affected by political, social, diplomatic, or economic developments; changes in foreign taxes; expropriation or nationalization of assets; capital controls; sanctions; trade restrictions; and difficulties enforcing legal rights outside the United States. Because the securities held by the Fund may trade on foreign markets when the exchange on which the Fund’s Shares trade is closed, the value of the Fund’s portfolio may change at times when shareholders are unable to purchase or sell Shares.

Emerging Markets Risk. South Korea may be classified as an emerging market by certain index providers and market participants. Investments in emerging market countries are subject to all of the risks associated with foreign investments, but these risks may be greater because emerging markets generally have less developed economies, markets, legal systems, and regulatory frameworks. Emerging market securities may be less liquid and more volatile than securities issued in more developed markets. Emerging market countries may experience greater political instability, government involvement in private industry, restrictions on foreign ownership or capital movements, currency controls, inflation, and difficulties in obtaining or enforcing judgments.

Currency Exchange Rate Risk. The Fund’s investments in South Korean securities will generally be denominated in South Korean won. A decline in the value of the won relative to the U.S. dollar may reduce the U.S. dollar value of the Fund’s investments and any income or distributions received from those investments. Currency exchange rates may fluctuate significantly over short periods based on market, economic, political, and regulatory developments.

Growth Investing Risk. Growth companies generally invest a substantial portion of their earnings in expanding their businesses and therefore may lack the dividends associated with value stocks that can cushion stock prices during market declines. The prices of growth stocks are generally based on future expectations and may be more sensitive than other stocks to changes in current or expected earnings. Growth stocks may experience greater price volatility if an issuer’s earnings or revenues fail to meet market expectations.

Market Capitalization Risk.

●	Large-Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer preferences. Large-capitalization companies may also be mature compared with smaller companies and therefore may be subject to slower growth during periods of economic expansion.

●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Mid-capitalization companies may have limited product lines, markets, financial resources, and management experience. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Small-capitalization companies may have limited product lines, markets, financial resources, and management experience and may depend on a limited number of key employees. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

Liquidity Risk. Certain investments may be difficult or impossible to purchase or sell at the time and price that the Fund would prefer. The Fund may have to accept a lower price to sell an investment, sell other investments to raise cash, or be unable to sell an investment. Liquidity risk may be heightened for securities of smaller companies, securities traded in foreign markets, and investments during periods of market stress.

Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in a high portfolio turnover rate. High portfolio turnover may result in increased transaction costs and may cause the Fund to realize greater amounts of short-term capital gains, which are generally taxable to shareholders as ordinary income when distributed. Increased transaction costs and taxes may reduce the Fund’s investment performance.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that APs exit the business or are unable to process creation or redemption orders and no other AP steps forward, or market makers and/or liquidity providers exit the business or significantly reduce their activities and no other entity assumes their functions, Shares may trade at a material discount to NAV and possibly face delisting.

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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate making frequent small investments.

●	Shares May Trade at Prices Other Than NAV. Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, Shares may trade at a premium to NAV or at a discount to NAV. This risk is heightened during periods of market volatility, steep market declines, or limited trading activity. Because the Fund invests in securities that trade in a foreign market that may be closed when the exchange on which the Fund’s Shares trade is open, the market price of Shares may vary from the value of the Fund’s underlying holdings, particularly during periods of market volatility.

●	Trading Risk. Although Shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained or that Shares will trade with any volume. Trading in Shares may be halted because of market conditions or for other reasons. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met.

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investing in securities and other financial instruments. Investment markets can be volatile, and investment prices may change substantially because of various factors, including economic growth or recession, changes in interest rates, inflation or deflation, market liquidity, regulatory developments, governmental actions, geopolitical events, armed conflicts, terrorism, natural disasters, and public-health emergencies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. Prospective investors therefore do not have a performance history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including human error, processing and communication errors, errors by the Fund’s service providers or counterparties, failed or inadequate processes, and technology or systems failures. The Fund relies on third parties for a range of services. Any delay or failure in obtaining or maintaining those services may affect the Fund’s ability to implement its investment strategy or meet its investment objective. Although the Fund, the Adviser, and the Sub-Adviser seek to reduce operational risks through controls and procedures, such risks cannot be eliminated completely.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at [Website].

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Timefolio Asset Management Co., Ltd. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers:

NamHo Kim, Head of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

HyunJu Bae, CFA, Senior Manager of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Andy Hicks, Senior Vice President of Trading for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

 21

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [Website].

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY INFORMATION

TIME S&P 500® Active ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	[]%
Distribution and Service (12b-1) Fees	[]%
Other Expenses(2)	[]%
Total Annual Fund Operating Expenses	[]%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in component securities of the S&P 500® Index (the “S&P 500 Index”). The S&P 500 Index is a float-adjusted, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. companies across eleven sectors of the U.S. economy.

The Fund may invest its remaining assets in equity securities of U.S. and non-U.S. issuers that are not included in the S&P 500 Index, including mid- and small-capitalization companies that the Fund’s sub-adviser (the “Sub-Adviser”) believes present attractive investment opportunities. The Fund may invest in securities listed on major U.S. securities exchanges, including the New York Stock Exchange and Nasdaq. The Fund may also invest in depositary receipts representing interests in foreign securities.

The Fund is not managed to track the S&P 500 Index. Instead, the Sub-Adviser actively selects investments and determines the Fund’s allocations among the eleven sectors represented in the S&P 500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate, and Utilities. The Fund may have greater or lesser exposure to an individual sector than the S&P 500 Index based on the Sub-Adviser’s assessment of economic conditions, industry trends, and investment opportunities.

 23

The Sub-Adviser combines top-down analysis of macroeconomic conditions and sector trends with bottom-up fundamental analysis of individual companies. The Sub-Adviser seeks to identify companies that it believes have strong competitive positions and are leaders within their respective industries. In selecting investments, the Sub-Adviser evaluates factors including relative valuation, earnings growth and momentum, competitive market position, industry leadership, capital efficiency, and profitability.

The Sub-Adviser may sell or reduce a position when the security reaches its valuation target, the issuer’s fundamental growth prospects or earnings momentum deteriorate, the Sub-Adviser changes the Fund’s sector allocation, or another investment presents a more attractive opportunity.

Although the Fund invests primarily in equity securities directly, it may invest in shares of other investment companies, including ETFs, and other exchange-traded products on an incidental basis for liquidity management, cash equitization, or temporary market exposure.

The Fund is classified as “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund’s investment strategy is expected to result in a high portfolio turnover rate.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payments from issuers. Equity securities may experience sudden, unpredictable declines in value or extended periods of decline. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The value of equity securities may also decline because of broader market, economic, or political conditions that are not specifically related to a particular issuer.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure in implementing the Fund’s investment strategies. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, industries, economic conditions, or market trends may be incorrect or may not produce the intended results. The Fund may underperform the S&P 500 Index or other funds with similar investment objectives or strategies.

S&P 500 Investment Universe Risk. Because the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in component securities of the S&P 500 Index, the Fund’s investment universe is primarily limited to companies included in the S&P Index. The Fund may be adversely affected by a general decline in the market for large-capitalization U.S. equity securities or by changes to the composition or methodology of the S&P 500 Index. Inclusion of a security in the S&P 500 Index does not indicate that the security is an appropriate or profitable investment. The Fund is actively managed and does not seek to track the S&P 500 Index. Accordingly, the Fund’s performance may differ significantly from, and may be lower than, the performance of the S&P 500 Index.

Sector and Industry Risk. To the extent the Fund invests more heavily in a particular sector or industry, its performance will be especially sensitive to developments that significantly affect that sector or industry. The Fund may overweight or underweight individual sectors relative to the S&P 500 Index based on the Sub-Adviser’s assessment of market conditions and investment opportunities. An overweighted sector or industry may underperform other sectors or industries or the market as a whole, which could adversely affect the Fund’s performance.

 24

Market Capitalization Risk.

●	Large-Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer preferences. Large-capitalization companies may also be mature compared with smaller companies and therefore may be subject to slower growth during periods of economic expansion.

●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Mid-capitalization companies may have limited product lines, markets, financial resources, and management experience. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger companies. Small-capitalization companies may have limited product lines, markets, financial resources, and management experience and may depend on a limited number of key employees. Their securities may trade less frequently and in more limited volumes and may be more volatile and less liquid than securities of larger companies.

Liquidity Risk. Certain investments may be difficult or impossible to purchase or sell at the time and price that the Fund would prefer. The Fund may have to accept a lower price to sell an investment, sell other investments to raise cash, or be unable to sell an investment. Liquidity risk may be heightened for securities of smaller companies and investments during periods of market stress.

Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in a high portfolio turnover rate. High portfolio turnover may result in increased transaction costs and may cause the Fund to realize greater amounts of short-term capital gains, which are generally taxable to shareholders as ordinary income when distributed. Increased transaction costs and taxes may reduce the Fund’s investment performance.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that APs exit the business or are unable to process creation or redemption orders and no other AP steps forward, or market makers and/or liquidity providers exit the business or significantly reduce their activities and no other entity assumes their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate making frequent small investments.

●	Shares May Trade at Prices Other Than NAV. Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, Shares may trade at a premium to NAV or at a discount to NAV. This risk is heightened during periods of market volatility, steep market declines, or limited trading activity.

●	Trading Risk. Although Shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained or that Shares will trade with any volume. Trading in Shares may be halted because of market conditions or for other reasons. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met.

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investing in securities and other financial instruments. Investment markets can be volatile, and investment prices may change substantially because of various factors, including economic growth or recession, changes in interest rates, inflation or deflation, market liquidity, regulatory developments, governmental actions, geopolitical events, armed conflicts, terrorism, natural disasters, and public-health emergencies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. Prospective investors therefore do not have a performance history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including human error, processing and communication errors, errors by the Fund’s service providers or counterparties, failed or inadequate processes, and technology or systems failures. The Fund relies on third parties for a range of services. Any delay or failure in obtaining or maintaining those services may affect the Fund’s ability to implement its investment strategy or meet its investment objective. Although the Fund, the Adviser, and the Sub-Adviser seek to reduce operational risks through controls and procedures, such risks cannot be eliminated completely.

 25

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve risks not typically associated with investments in U.S. issuers. Foreign securities markets may be less liquid, more volatile, and subject to less government supervision than U.S. securities markets. Foreign issuers may be subject to different accounting, auditing, financial reporting, disclosure, and regulatory standards. Foreign investments may also be affected by political, social, diplomatic, or economic developments; changes in foreign taxes; expropriation or nationalization of assets; capital controls; sanctions; trade restrictions; and difficulties enforcing legal rights outside the United States.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and may involve additional risks. Depositary receipts may not provide a return that corresponds precisely with the return of the underlying foreign securities. Unsponsored depositary receipt programs may provide less information about the underlying issuer and may not pass through voting rights or other shareholder benefits to the same extent as sponsored programs.

Currency Exchange Rate Risk. The Fund’s investments in foreign securities may be denominated in foreign currencies. Changes in the value of a foreign currency relative to the U.S. dollar may reduce the U.S. dollar value of the Fund’s investments and any income or distributions received from those investments. Currency exchange rates may fluctuate significantly over short periods based on market, economic, political, and regulatory developments.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at [Website].

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Timefolio Asset Management Co., Ltd. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers:

NamHo Kim, Head of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

HyunJu Bae, CFA, Senior Manager of the ETF Management Division for the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Andy Hicks, Senior Vice President of Trading for the Adviser, has served as a portfolio manager of the Fund since its inception in [Month] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [Website].

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Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

Each Fund’s investment objective is to seek long-term capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of the holders of a majority of the outstanding Shares. Each Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without shareholder approval upon approval by the Board of Trustees (the “Board”) of Tidal Trust IV (the “Trust”) and at least 60 days’ prior written notice to shareholders.

Each Fund has adopted a non-fundamental policy to invest at least 80% of its assets in investments suggested by its name (an “80% Policy”). A Fund’s 80% Policy may be changed by the Board without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies

There is no guarantee that a Fund’s investment strategy will be properly implemented or will produce the intended results, and an investor may lose some or all of their investment.

Each Fund is actively managed and does not seek to track the performance of an index. The TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, and TIME Korea Active ETF may use one or more indexes as reference points in constructing or evaluating their portfolios but are not constrained by the composition or weighting of any index. Although the TIME S&P 500® Active ETF invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in component securities of the S&P 500® Index, it does not seek to track the Index and may assign different weights to those securities and invest its remaining assets in securities that are not components of the Index. Accordingly, each Fund’s portfolio holdings and sector or industry weightings may differ significantly from those of any index referenced in its name or principal investment strategies.

In implementing each Fund’s investment strategy, the Sub-Adviser applies bottom-up security selection and, as applicable, top-down macroeconomic, industry, sector, geographic, or policy analysis. The Sub-Adviser considers the investment characteristics described in each Fund’s principal investment strategies and may purchase or sell a security when the Sub-Adviser determines that the security satisfies, or no longer satisfies, the applicable Fund’s investment criteria or when the Sub-Adviser identifies a more attractive investment opportunity.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Funds may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4.

Principal Risks of Investing in the Funds

There can be no assurance that the Funds will achieve their respective investment objective. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary— Principal Investment Risks” above. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears.

As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s performance, NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The risks below apply to each Fund as indicated in the following table. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

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Principal Risk	TIME Nasdaq Active ETF	TIME Global AI Active ETF	TIME China AI Active ETF	TIME Korea Active ETF	TIME S&P 500® Active ETF
Artificial Intelligence Companies Risk	–	X	X	–	–
China Investing Risk	–	X	X	–	–
China A-Shares and Stock Connect Risk	–	X	X	–	–
Concentration Risk	X	X	X	–	–
Currency Exchange Rate Risk	X	X	X	X	X
Depositary Receipt Risk	X	X	X	–	X
Economic and Market Risk	X	X	X	X	X
Emerging Markets Risk	–	X	X	X	–
Equity Market Risk	X	X	X	X	X
ETF Risks	X	X	X	X	X
● Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X	X	X	X
● Costs of Buying or Selling Shares	X	X	X	X	X
● Shares May Trade at Prices Other Than NAV	X	X	X	X	X
● Trading Risk	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X
Growth Investing Risk	X	–	–	X	–
Liquidity Risk	X	X	X	X	X
Management Risk	X	X	X	X	X
Market Capitalization Risk	X	X	X	X	X
● Large-Capitalization Companies Risk	X	X	X	X	X
● Mid-Capitalization Companies Risk	X	X	X	X	X
● Small-Capitalization Companies Risk	X	X	X	X	X
Nasdaq-Listed Companies Risk	X	–	–	–	–
New Fund Risk	X	X	X	X	X
Non-Diversification Risk	X	X	X	X	X
Operational Risk	X	X	X	X	X

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Principal Risk	TIME Nasdaq Active ETF	TIME Global AI Active ETF	TIME China AI Active ETF	TIME Korea Active ETF	TIME S&P 500® Active ETF
Portfolio Turnover Risk	X	X	X	X	X
S&P 500 Investment Universe Risk	–	–	–	–	X
Sector and Industry Risk	–	–	–	–	X
Semiconductor and Semiconductor Equipment Industry Risk	X	X	X	–	–
South Korea Investing Risk	–	–	–	X	–
Technology Sector Risk	X	X	X	–	–
Variable Interest Entity Risk	–	–	X	–	–

Artificial Intelligence Companies Risk

The Funds subject to this risk invest in companies involved in, or exposed to, artificial intelligence-related businesses. Such companies may have limited product lines, markets, financial resources or personnel and may face intense competition, potentially rapid product obsolescence and changing technologies and consumer preferences. Artificial intelligence companies may depend substantially on the development, acceptance and use of new and unproven technologies and on continued capital expenditures by customers, including cloud-service providers, data-center operators and other large technology companies.

Artificial intelligence technologies also may raise legal, regulatory, ethical, cybersecurity, data-privacy, intellectual-property and reputational concerns. Governments may impose restrictions on the development, export, import, sale or use of artificial intelligence technologies, advanced semiconductors or related equipment. Artificial intelligence systems may produce inaccurate, biased or otherwise harmful results, and companies developing or using such systems may face litigation, regulatory action or loss of public confidence. These factors may adversely affect the operations and financial condition of companies in the artificial intelligence ecosystem and the value of a Fund's investments.

China Investing Risk. The Funds subject to this risk invest in securities of issuers located in, or economically tied to, Greater China, which includes mainland China, Hong Kong, and Taiwan. Investments in Greater China involve risks in addition to those associated with investments in more developed markets. Political, economic, regulatory, military, or social developments affecting any Greater China market may adversely affect issuers throughout the region and the value or liquidity of a Fund’s investments.

The government of the People’s Republic of China (“China”) exercises significant control over China’s economy, financial markets, and private-sector businesses and may intervene in those businesses or markets with little or no advance notice. Changes in Chinese economic, political, regulatory, or social conditions, or in the policies of the Chinese government, may adversely affect Chinese issuers and the value or liquidity of a Fund’s investments.

The Chinese legal system is based on written statutes, but prior court decisions may be cited only for reference and do not have binding precedential effect. Laws and regulations may be applied or enforced inconsistently, and governmental actions may be arbitrary or unpredictable. Chinese authorities may impose restrictions on foreign investment, capital flows, currency conversion, repatriation of assets, data security, cybersecurity, overseas securities offerings, or the operations of particular companies or industries.

Hong Kong is a special administrative region of China but maintains a legal, economic, and financial system that is distinct from that of mainland China. Changes in Hong Kong’s political, legal, economic, or social conditions, or increased intervention by the Chinese government, could adversely affect Hong Kong issuers and markets. The termination or alteration of the Hong Kong dollar’s peg to the U.S. dollar could cause significant market and currency volatility.

Taiwan’s economy is dependent on exports and international trade and has significant exposure to the information technology and semiconductor industries. A decline in global demand, disruptions in international trade, supply-chain interruptions, natural disasters, public health emergencies, or adverse developments affecting those industries could disproportionately affect Taiwanese issuers. Taiwan is also subject to political and military tensions with China. An escalation of cross-strait tensions, including military conflict, exercises, blockades, sanctions, or trade restrictions, could disrupt Taiwan’s economy and financial markets and cause substantial losses to a Fund.

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Relations between China and the United States or other countries may deteriorate and result in tariffs, sanctions, export controls, investment restrictions, market-access limitations, delistings, or other measures. Issuers in Greater China may also be subject to different accounting, auditing, financial-reporting, disclosure, and regulatory standards, and information about such issuers may be less reliable or available than information about U.S. issuers. Any of these circumstances could cause a Fund to sell an investment at an unfavorable time or price, prevent a Fund from accessing or disposing of an investment, or cause an investment to lose substantial or all of its value.

China A-Shares and Stock Connect Risk

The Funds subject to this risk may invest in China A-shares through the Shanghai-Hong Kong Stock Connect or Shenzhen-Hong Kong Stock Connect programs, collectively referred to as "Stock Connect." Stock Connect permits investors outside mainland China to purchase and sell certain securities listed on mainland Chinese exchanges through brokers in Hong Kong. Investments through Stock Connect are subject to trading, settlement, custody, operational, regulatory and market risks particular to mainland China and Hong Kong.

Stock Connect is subject to aggregate or daily investment quotas, trading-day limitations, foreign-ownership limits and other restrictions that may prevent a Fund from purchasing or selling securities when desired. Stock Connect trading may be available only when the relevant markets and banking systems in both mainland China and Hong Kong are open. Trading suspensions, differences in holidays, shortened trading hours and delays in the delivery of securities or cash may limit a Fund's ability to manage its investments.

China A-shares are held through securities accounts maintained by the Hong Kong Securities Clearing Company Limited as nominee. Although investors generally retain beneficial ownership, the legal or beneficial ownership of Stock Connect securities has not been tested in all circumstances, including the insolvency of a custodian or clearing organization. Stock Connect programs and applicable regulations are relatively new and subject to change, and Chinese or Hong Kong regulators may alter, suspend or terminate a program at any time. A Fund also may be unable to participate in corporate actions or exercise shareholder rights with respect to China A-shares on the same basis as a local investor.

Concentration Risk

The Funds subject to this risk will concentrate their investments in companies in the semiconductor and semiconductor equipment industry. As a result, the value of a Fund's Shares may be more susceptible to adverse developments affecting that industry and may fluctuate more than the value of shares of a fund that invests in a broader range of industries.

Currency Exchange Rate Risk

The Funds subject to this risk may invest in securities denominated in currencies other than the U.S. dollar. Changes in currency exchange rates may adversely affect the U.S. dollar value of a Fund's investments and the income received from those investments. A currency may decline in value relative to the U.S. dollar because of changes in interest rates, monetary policy, inflation, trade balances, political developments, governmental intervention or other factors.

Foreign exchange markets may be volatile, and certain currencies may be subject to governmental controls, conversion restrictions or intervention. A Fund may experience gains or losses solely because of changes in currency exchange rates, even if the value of the underlying investment remains unchanged in its local market. A Fund does not necessarily expect to hedge its foreign-currency exposure.

Depositary Receipt Risk

The Funds subject to this risk may invest in depositary receipts, including American Depositary Receipts. Depositary receipts involve risks similar to those associated with direct investments in foreign securities and certain additional risks. Depositary receipts are generally issued by banks or trust companies and represent interests in securities of foreign issuers. A depositary receipt may not provide a return that corresponds precisely with the return of the underlying foreign security.

Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts may bear a greater portion of the expenses associated with the facility, and the depositary may not distribute shareholder communications or pass through voting rights. The information available for an unsponsored facility may be less extensive than the information available for a sponsored facility. Depositary receipts also may be affected by changes in currency exchange rates, foreign taxes, custody arrangements and the termination of the depositary facility.

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Economic and Market Risk

Each Fund's investments are subject to changes in general economic conditions, market fluctuations and the risks inherent in investing in securities and other financial instruments. Investment markets can be volatile, and investment prices may change substantially as a result of factors including economic growth or recession; changes in interest rates, inflation or deflation; changes in the actual or perceived financial condition or creditworthiness of issuers; market liquidity; fiscal, monetary or regulatory developments; tariffs and other governmental trade or market-control programs; and geopolitical events.

The value of a Fund's investments also may be adversely affected by war, terrorism, civil unrest, political instability, sanctions, natural or environmental disasters, cybersecurity incidents, public-health emergencies and similar events. Such events may disrupt securities markets, supply chains, business operations, transportation, communications and economic activity and may affect companies, industries, countries or markets in ways that cannot be predicted. During periods of significant market stress, multiple asset classes may decline in value at the same time, and a Fund may be unable to sell investments at favorable prices.

Emerging Markets Risk

The Funds subject to this risk may invest in securities of issuers located in emerging-market countries. Investments in emerging markets generally are subject to greater risks than investments in developed markets. Emerging-market countries may have less stable governments and economies, less established legal and regulatory systems, less liquid and more volatile securities markets, greater restrictions on foreign investment and currency conversion, and less reliable custody and settlement systems.

Emerging-market issuers may be subject to less stringent accounting, auditing, financial-reporting and disclosure requirements. Governments may nationalize or expropriate assets, impose confiscatory taxes, restrict the repatriation of capital or income, impose capital controls, or take other actions that adversely affect foreign investors. Securities markets may close unexpectedly, trading may be suspended and a Fund may have difficulty determining the value of, purchasing or selling an investment. These risks may be magnified during periods of political, economic or market instability.

Equity Market Risk

Each Fund invests in equity securities. The value of equity securities may decline, sometimes rapidly and unpredictably, because of changes in general economic or market conditions or factors affecting particular companies, industries or sectors. Common stocks are generally exposed to greater risk than certain other types of securities because common stockholders generally have inferior rights to receive payments from an issuer compared with holders of preferred stock or debt obligations. A company may experience an adverse event, including a decline in earnings, loss of key personnel, litigation or regulatory action, that causes its securities to lose value. Equity markets may experience extended periods of decline, and an investor could lose a substantial portion or all of an investment in a Fund.

ETF Risks

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk

Each Fund has a limited number of financial institutions authorized to purchase and redeem Shares directly from the Fund, known as "Authorized Participants" or "APs." There also may be a limited number of market makers or liquidity providers for a Fund's Shares. If APs exit the business or otherwise become unable or unwilling to process creation or redemption orders and no other AP steps forward, or if market makers or liquidity providers exit the business or significantly reduce their activity and no other entity assumes their role, Shares may trade at a material discount to NAV, face trading halts or potentially be delisted.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market may incur customary brokerage commissions and other charges. Investors also may incur the cost of the difference between the price at which a buyer is willing to purchase Shares and the price at which a seller is willing to sell Shares, commonly referred to as the "bid-ask spread." Bid-ask spreads may widen during periods of market volatility or limited trading activity. Frequent trading of Shares may significantly reduce investment results and may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV

Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares generally will approximate a Fund's NAV, Shares may trade at a premium to NAV or a discount to NAV because of supply and demand, the value and liquidity of a Fund's portfolio holdings, disruptions affecting the creation and redemption process or other market conditions. This risk may be heightened during periods of market volatility, steep market declines or limited trading activity, and premiums or discounts may be significant.

Trading

Although Shares are listed for trading on a national securities exchange and may trade on other U.S. exchanges, there can be no assurance that an active trading market for Shares will develop or be maintained or that Shares will trade with any particular volume. In stressed market conditions, the liquidity of Shares may begin to reflect the liquidity of a Fund's underlying portfolio holdings, which may be substantially less liquid than the Shares.

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Trading in Shares may be halted because of market conditions or for reasons that, in the judgment of an exchange, make trading inadvisable. Shares also are subject to trading halts caused by extraordinary market volatility under exchange "circuit breaker" rules. There can be no assurance that a Fund will continue to meet an exchange's listing requirements or that those requirements will remain unchanged.

Foreign Securities Risk

The Funds subject to this risk invest in securities of non-U.S. issuers. Such investments involve risks not typically associated with investments in U.S. issuers and may experience more rapid or extreme changes in value. Foreign markets may be less developed, efficient, regulated or liquid than U.S. markets and may be subject to greater price volatility, trading suspensions, market closures and settlement delays.

Foreign issuers may be subject to different accounting, auditing, financial-reporting and disclosure standards, and less information may be available about them. Foreign investments also may be affected by political, economic or social instability; changes in foreign laws or taxation; nationalization or expropriation; sanctions; tariffs; export controls; restrictions on foreign ownership or the movement of assets; and difficulties enforcing contractual or shareholder rights. Custody arrangements may provide fewer protections than those available in the United States. These risks may be greater in emerging-market countries.

Growth Investing Risk

The Funds subject to this risk may invest in companies that the Sub-Adviser believes have above-average growth potential. Growth companies frequently trade at higher prices relative to their earnings or other financial measures and therefore may be more sensitive to changes in current or expected earnings. The market may not recognize a company's growth potential, or a company may fail to realize that potential. Growth-oriented securities may decline significantly when earnings or revenues disappoint investors, interest rates rise or market sentiment shifts in favor of other investment styles. Growth stocks may be especially volatile and may underperform value stocks or the broader market for extended periods.

Liquidity Risk

Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. An investment may become less liquid or illiquid because of limited trading activity, restrictions on resale, market conditions, an adverse event affecting the issuer, foreign investment restrictions or legal or regulatory limitations. During periods of market stress, liquidity may deteriorate rapidly and the number of willing buyers may decline.

A Fund may be unable to sell an investment at a desirable time or price and may be required to accept a lower price, sell other investments instead or retain the investment longer than intended. It also may be difficult to value a less-liquid investment accurately. These circumstances could prevent a Fund from taking advantage of investment opportunities, meeting redemption requests efficiently or limiting losses.

Management Risk

Each Fund is actively managed and therefore is subject to management risk. In managing a Fund, the Sub-Adviser applies investment techniques, analyses and judgments that may not produce the desired result. The Sub-Adviser's assessment of an issuer, industry, market trend, economic condition, geographic region or investment opportunity may prove incorrect. A Fund's portfolio may fail to achieve its investment objective or may underperform the broader market or other funds with similar investment objectives.

Market Capitalization Risk

●	Large-Capitalization Investing. Securities of large-capitalization companies may be relatively mature compared with smaller companies and therefore may experience slower growth during periods of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, including changes in technology and consumer preferences. At times, the performance of large-capitalization companies may trail the performance of the broader market or smaller companies.

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●	Mid-Capitalization Investing. Securities of mid-capitalization companies may be more volatile and less liquid than securities of large-capitalization companies. Mid-capitalization companies may have limited product lines, markets and financial resources; may lack experienced management; and may be more dependent on a small number of key personnel, customers or suppliers. These companies may be more vulnerable to adverse business or economic developments than larger companies.

●	Small-Capitalization Investing. Securities of small-capitalization companies may be more volatile and less liquid than securities of larger companies. Small-capitalization companies may have limited product lines, markets, financial resources and management experience and may be dependent on a small number of key personnel, customers or suppliers. They may face greater business risks, have greater difficulty obtaining financing and be more severely affected by economic downturns. Their securities may trade less frequently and in smaller volumes, which may cause larger price movements and make them more difficult to purchase or sell.

Nasdaq-Listed Companies Risk

The Fund subject to this risk invests primarily in companies listed on the Nasdaq Stock Market. Nasdaq-listed companies may have significant exposure to the technology, communication services, biotechnology and consumer-oriented industries and may exhibit growth-oriented characteristics. Consequently, the Fund may be disproportionately affected by developments influencing those industries or investment styles, including rapid technological change, product obsolescence, changing consumer preferences, heightened competition, regulatory developments and fluctuations in investor sentiment toward growth companies.

The Fund is actively managed, does not seek to track a Nasdaq index and is not required to invest in the constituents of any particular Nasdaq index. Nevertheless, its emphasis on Nasdaq-listed companies may cause its performance to differ from that of a fund investing more broadly across U.S. exchanges and industries.

New Fund Risk

Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or performance history on which to base their investment decisions. A Fund may not grow to or maintain an economically viable size, which could result in the Fund's liquidation. A liquidation could occur at a time that is unfavorable to shareholders and may have adverse tax consequences.

Non-Diversification Risk

Each Fund is "non-diversified" under the Investment Company Act of 1940. Accordingly, a Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. A decline in the value of an investment in a single issuer or a small number of issuers therefore could cause a Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk

Each Fund is subject to risks arising from operational factors, including human error; processing and communication errors; errors by service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. Each Fund relies on third parties for a range of services, including custody, administration, transfer agency, fund accounting and securities trading. A delay or failure in engaging or maintaining such service providers may affect a Fund's ability to operate or meet its investment objective. Although the Funds, the Adviser and the Sub-Adviser seek to reduce operational risks through controls and procedures, there is no way to protect completely against such risks.

Portfolio Turnover Risk

Each Fund's investment strategy is expected to result in a high portfolio turnover rate. High portfolio turnover may increase transaction costs and other expenses and may adversely affect a Fund's performance. Frequent purchases and sales also may cause a Fund to recognize more short-term capital gains, which generally are taxable to shareholders as ordinary income when distributed, and may result in larger taxable distributions than those of a fund with lower portfolio turnover.

S&P 500 Investment Universe Risk

The Fund subject to this risk uses the component securities of the S&P 500 Index as its core large-capitalization investment universe. Consequently, the Fund may be adversely affected by developments that negatively affect large-capitalization U.S. companies or sectors that have significant representation in the S&P 500 Index. The performance of large-capitalization U.S. companies may differ from that of mid- or small-capitalization companies, non-U.S. companies or the broader global securities markets.

The Fund is actively managed, does not seek to track the S&P 500 Index and may invest in securities that are not components of the Index. The Fund's portfolio composition and performance therefore are expected to differ from those of the Index, and the Fund may underperform the Index as a result of the Sub-Adviser's security-selection and sector-allocation decisions.

Sector and Industry Risk

The Fund subject to this risk may invest a significant portion of its assets in one or more economic sectors or industries as a result of the Sub-Adviser's active sector-allocation decisions. To the extent the Fund invests more heavily in a particular sector or industry, its performance will be especially sensitive to developments affecting companies in that sector or industry. An adverse development affecting a sector or industry in which the Fund has significant exposure may have a greater effect on the Fund than on a fund that invests more broadly. Although the Fund may have significant exposure to one or more sectors or industries from time to time, the Fund will not concentrate its investments in any particular industry or group of related industries.

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Semiconductor and Semiconductor Equipment Industry Risk

The Funds subject to this risk concentrate their investments in companies in the semiconductor and semiconductor equipment industry. Companies in this industry may be affected by intense competition, rapid technological change, short product cycles, product obsolescence, cyclical demand, changing consumer preferences and significant capital expenditure requirements. Industry participants may experience substantial fluctuations in operating results because of changes in supply and demand, manufacturing capacity, inventory levels and product prices.

Semiconductor companies often depend on a limited number of products, customers, suppliers or manufacturing facilities. Production may require highly specialized facilities and materials and may be disrupted by manufacturing defects, equipment failures, shortages of skilled labor, natural disasters, public-health emergencies or supply-chain interruptions. The industry is highly global and may be affected by tariffs, trade disputes, export controls, sanctions, restrictions on access to advanced manufacturing equipment or technology, and geopolitical tensions involving major production centers, particularly in Asia. Because the Funds concentrate in this industry, an adverse development affecting semiconductor or semiconductor equipment companies may have a substantial adverse effect on a Fund's value.

South Korea Investing Risk

The Fund subject to this risk invests primarily in securities of South Korean companies. The South Korean economy is highly dependent on international trade and may be adversely affected by changes in global demand, trade restrictions, tariffs, protectionist measures, exchange rates and economic conditions in significant trading partners, including China, Japan and the United States. Certain South Korean industries, including technology, semiconductors, automobiles, consumer electronics and heavy industry, may represent substantial portions of the South Korean economy and securities markets.

South Korea has experienced periods of political and social instability and remains subject to geopolitical risk arising from its relationship with North Korea. Military conflict, threatened conflict or heightened tensions on the Korean Peninsula could have a severe adverse effect on South Korean issuers and markets. South Korean companies also may be affected by ownership structures involving large corporate groups, cross-shareholdings, controlling shareholders and corporate-governance practices that differ from those in the United States. The South Korean government may intervene in the economy or securities markets, impose restrictions on foreign investment or currency conversion, or adopt regulatory changes that adversely affect the Fund.

Technology Sector Risk

The Funds subject to this risk invest significantly in companies in the technology sector. Technology companies may be adversely affected by rapidly changing technologies, short product cycles, product obsolescence, intense competition, aggressive pricing, changing consumer preferences and the loss or impairment of patents, copyrights, trademarks, trade secrets or other intellectual-property rights. Technology companies frequently depend on the successful development and acceptance of new products and services and may require substantial expenditures for research, development and capital equipment.

The value of technology companies may be particularly sensitive to changes in investor sentiment, interest rates, government regulation and spending by businesses and consumers. These companies also may face cybersecurity, data-privacy, antitrust, export-control and supply-chain risks. Smaller or less-seasoned technology companies may have limited product lines, markets, financial resources or management experience and may be particularly volatile.

Variable Interest Entity Risk

The Fund subject to this risk may obtain exposure to Chinese operating companies through variable interest entity structures. In a variable interest entity, or "VIE," structure, a publicly traded holding company-often organized outside mainland China-enters into contractual arrangements with a Chinese operating company and its owners. The holding company generally does not own the Chinese operating company. Instead, investors in the holding company rely on contractual arrangements intended to provide economic exposure to the operating company.

A VIE structure may be used because Chinese law restricts or prohibits foreign ownership in certain industries. The enforceability of VIE contractual arrangements under Chinese law is uncertain and has not been tested fully in Chinese courts. If the parties to the contracts fail to perform, the interests of the operating company's owners conflict with those of the holding company, or Chinese authorities determine that the structure violates applicable law or regulation, the holding company may be unable to exercise control over or receive economic benefits from the operating company.

Chinese authorities could impose penalties, revoke licenses, require a restructuring, restrict the transfer of funds, invalidate the contractual arrangements or take other actions that materially impair or eliminate the value of the holding company's interest in the operating company. Shareholders of the holding company generally have no direct ownership interest in the Chinese operating company and may have limited legal remedies. As a result, an investment involving a VIE structure could lose substantial or all of its value.

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PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings will be available on the Funds’ website at [Website].

A complete description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Funds’ SAI.

MANAGEMENT

Investment Adviser

Tidal Investments LLC (the “Adviser” or “Tidal”), located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching, and managing assets within the expanding ETF universe. As of [ ], Tidal had assets under management of approximately $ billion and served as the investment adviser or sub-adviser to [ ] registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). The Adviser is responsible for trading portfolio securities and financial instruments for each Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser oversees the Sub-Adviser and reviews its performance.

The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. For the services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly at an annual rate set forth in the table below based on such Fund’s average daily net assets.

Fund Name	Advisory Fee Rate
TIME Nasdaq Active ETF	[]%
TIME Global AI Active ETF	[]%
TIME China AI Active ETF	[]%
TIME Korea Active ETF	[]%
TIME S&P 500® Active ETF	[]%

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, other non-routine or extraordinary expense (collectively, the “Excluded Expenses”), and the unitary management fee payable to the Adviser.

Investment Sub-Adviser

Timefolio Asset Management Co., Ltd. (the "Sub-Adviser"), located at 16th floor, 96 Uisadang-daero, Yeongdeungpo-gu, Seoul, Republic of Korea, serves as investment sub-adviser to each Fund. The Sub-Adviser became registered as an investment adviser with the SEC in [ ]. As of [ ], the Sub-Adviser had approximately $[ ] million in assets under management.

Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"), the Sub-Adviser is primarily responsible for the day-to-day management of each Fund's portfolio, including determining the securities and other financial instruments purchased and sold by each Fund, subject to the supervision of the Adviser and the Board.

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For its services as sub-adviser, the Sub-Adviser is entitled to receive a fee from the Adviser. The fee is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund, as set forth in the table below:

Fund Name	Sub-Advisory Fee Rate
TIME Nasdaq Active ETF	[]%
TIME Global AI Active ETF	[]%
TIME China AI Active ETF	[]%
TIME Korea Active ETF	[]%
TIME S&P 500® Active ETF	[]%

Advisory and Sub-Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement and Sub-Advisory Agreement will be available in the Fund’s [semi-]annual report to shareholders for the period ending [ ].

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of each Fund since inception in [Month] 2026. NamHo Kim and HyunJu Bae are primarily responsible for the day-to-day management of each Fund, and Qiao Duan and Andy Hicks oversee trading and execution for each Fund.

Qiao Duan, CFA, Portfolio Manager for the Adviser

Qiao Duan serves as Portfolio Manager at the Adviser, having joined the firm in October 2020. From February 2017 to October 2020, she was an execution Portfolio Manager at Exponential ETFs, where she managed research and analysis relating to all Exponential ETF strategies. Ms. Duan previously served as a portfolio manager for the Exponential ETFs from their inception in May 2019 until October 2020. Ms. Duan received a Master of Science in Quantitative Finance and Risk Management from the University of Michigan in 2016 and a Bachelor of Science in Mathematics and Applied Mathematics from Xiamen University in 2014. She holds the CFA designation.

Andy Hicks, Portfolio Manager for the Adviser

Mr. Hicks serves as SVP of Trading for the Adviser, having joined the Adviser in September 2025. Mr. Hicks previously served as Director of ETF Portfolio Management, Trading, and Research at SS&C ALPS Advisors for over ten years. Prior to SS&C ALPS Advisors, Mr. Hicks held roles as a Senior Equity Trader and Research Analyst with Virtus Investment Partners, specializing in equity and ETF trading, and a head equity trader for SCM Advisors. With over 20 years of experience, Mr. Hicks holds an accounting/ finance degree from Miami University (Ohio) and an MBA in Finance from the University of Colorado – Denver.

NamHo Kim, Portfolio Manager for the Sub-Adviser

NamHo Kim is Head of the ETF Management Division of Timefolio Asset Management. Prior to leading the Active ETF Division at Timefolio Asset Management, Nam-Ho Kim built a comprehensive career across international banking, private equity, and asset management. Between 2012 and 2014, he held investment and product development roles at Citibank New York and Bank of America in the United States. In 2014, he joined the Private Equity Fund (PEF) Division at Korea Development Bank (KDB), before moving to Hanwha Asset Management's ETF Division, where he served from December 2014 to January 2021. Since joining Timefolio in January 2021, he has built the firm's active ETF platform and currently oversees its overall investment strategies, including the TIME U.S. Nasdaq-100 Active ETF.

Mr. Kim received his Bachelor of Science in Applied Mathematics and Statistics from Stony Brook University in 2014.

HyunJu Bae, CFA, Portfolio Manager for the Sub-Adviser

HyunJu Bae is a Senior Portfolio Manager in the ETF Management Division of Timefolio Asset Management. She currently manages seven active exchange-traded funds spanning global and domestic (Korean) equity strategies. Bae began her career in corporate finance at BlackRock in New York, working in Corporate Development (M&A) and Financial Planning & Analysis, and subsequently served in a financial advisory role focusing on M&A transactions at Deloitte Anjin in Seoul before joining Timefolio in 2022. Bae holds a B.S. in Finance and Accounting and an M.S. in Accounting from New York University's Stern School of Business and is a CFA charterholder.

CFA® is a registered trademark owned by the CFA Institute

The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

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Fund Sponsor

The Adviser has entered into a fund sponsorship agreement with Timefolio Asset Management (the “Sponsor”), pursuant to which the Sponsor serves as the Fund’s sponsor. Under this arrangement, the Sponsor has agreed to provide financial support to the Fund, as described below. In turn, the Adviser has agreed to share with the Sponsor a portion of any profits generated from the Fund’s unitary management fee.

Each month, the Fund’s unitary management fee is calculated and paid to the Adviser. If the unitary management fee exceeds the Fund’s operating expenses, including the sub-advisory fee, and the amount retained by the Adviser, the Adviser pays the remaining amount to the Sponsor. The amount paid to the Sponsor represents the remaining profit from the Fund’s unitary management fee.

During any month in which the unitary management fee is insufficient to cover the entire sub-advisory fee, the unpaid portion of the sub-advisory fee is automatically waived and is not subject to recoupment.

If the Fund’s unitary management fee is insufficient to cover the Fund’s operating expenses and the amount retained by the Adviser, the Sponsor is obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per Share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender Shares for redemption directly to a Fund at NAV. APs must be members or participants of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below) and accepted by the applicable Fund’s transfer agent with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily for cash, rather than through the in-kind delivery of portfolio securities, may cause a Fund to incur certain costs. These costs may include brokerage costs or taxable gains that the Fund might not have incurred if it had satisfied the redemption in kind. These costs may be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary-market transactions through brokers. Individual Shares are listed for trading on the secondary market on the applicable Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offer prices in the secondary market on each leg of a round-trip purchase and sale transaction. In addition, because secondary-market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to other securities that you hold in book-entry or “street name” form through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes restrictions on the frequency of purchases and redemptions of Shares. In determining not to adopt a written policy restricting frequent purchases and redemptions of Shares, the Board evaluated the risks associated with market-timing activities by Fund shareholders. Purchases and redemptions by APs, which are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep the trading prices of Shares in line with NAV. Accordingly, the Funds accommodate frequent purchases and redemptions by APs.

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However, the Board has determined that frequent purchases and redemptions for cash may increase portfolio transaction costs and may cause a Fund to recognize capital gains. To minimize these potential consequences, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover custodial and other costs incurred by the Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, on each day the NYSE is open for regular business. Each Fund’s NAV is calculated by dividing the value of the Fund’s net assets by the number of Shares outstanding.

In calculating its NAV, each Fund generally values its assets based on market quotations, last-sale prices, or estimates of value furnished by a pricing service or brokers that make markets in such instruments. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value in accordance with the valuation procedures adopted by the Adviser, as described below.

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Funds under Rule 2a-5 of the 1940 Act, subject to the Board’s oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market quotations are not “readily available” or are deemed to be unreliable.

Such circumstances may arise when: (i) an investment has been delisted or its trading has been halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market.

Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to the valuation, including, but not limited to, fundamental analytical data regarding the issuer; information relating to the issuer’s business; recent trades or offers for the investment; general or specific market conditions; and the particular facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a Fund will be able to obtain the fair value assigned to an investment upon its sale.

Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities issued by other investment companies, including Shares. Registered investment companies may invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to the terms and conditions of Rule 12d1-4 under the 1940 Act, including, as applicable, the requirement that such investment companies enter into an agreement with the respective Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors in the Funds. Householding is a method of delivery, based on the preference of the individual investor, under which a single copy of certain shareholder documents may be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to distribute its dividend and interest income, if any, annually and its net realized capital gains, if any, at least annually.

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Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes that option available. Your broker is responsible for distributing income and capital gain distributions to you.

Taxes

The following discussion summarizes certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax adviser about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund meets certain minimum distribution requirements, it generally will not be subject to federal income tax at the Fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet applicable minimum distribution requirements would result, if certain relief provisions were not available, in Fund-level taxation and, consequently, a reduction in the income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA or employer-sponsored retirement plan, you should be aware of the possible tax consequences when a Fund makes distributions, when you sell Shares on the applicable Exchange, and when you purchase or redeem Creation Units, if you are an institutional investor.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder that are in effect on the date of this Prospectus. New legislation, administrative changes, or court decisions may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions discussed herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. The tax treatment of distributions of net capital gains, if any, is determined by how long a Fund owned the investments that generated the gains, rather than how long a shareholder has owned Shares.

Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain—the excess of net long-term capital gains over net short-term capital losses—that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of short-term capital gains generally will be taxable to shareholders as ordinary income. Dividends and distributions generally are taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” generally are taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding-period and other requirements are satisfied. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives with respect to stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends received from a Fund that is attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to federal income tax, certain individuals, trusts, and estates may be subject to a 3.8% Net Investment Income (“NII”) tax. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds—$250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately. Each Fund’s distributions are includable in a shareholder’s investment income for purposes of the NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Shares is includable in the shareholder’s investment income for purposes of the NII tax.

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as having been paid on December 31 of the prior year. Distributions generally are taxable even if they are paid from income or gains earned by a Fund before your investment and therefore were included in the NAV of the Shares when you purchased them.

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You may wish to avoid investing in a Fund shortly before a dividend or other distribution because the distribution generally will be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, distributions other than Capital Gain Dividends paid to you by a Fund generally will be subject to U.S. withholding tax at a rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which generally would be exempt from this 30% U.S. withholding tax, provided certain other requirements are satisfied.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to: (A) certain “foreign financial institutions,” unless the foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account holders, among other requirements, or unless the entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence; and (B) certain “non-financial foreign entities,” unless the entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other information.

FATCA withholding also could affect a Fund’s return on its investments in foreign securities or a shareholder’s return if the shareholder holds Shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of FATCA withholding to your investment in a Fund and the potential certification, compliance, due-diligence, reporting, and withholding obligations to which you may become subject in order to avoid such withholding.

Each Fund, or a financial intermediary such as a broker through which a shareholder owns Shares, generally is required to withhold and remit to the U.S. Treasury a percentage of taxable distributions and sale or redemption proceeds paid to any shareholder who fails to furnish a correct taxpayer identification number properly, has underreported dividend or interest income, or fails to certify that the shareholder is not subject to such withholding.

Taxes When Shares are Sold on an Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as a long-term capital loss to the extent of any Capital Gain Dividends paid with respect to those Shares. Any loss realized on a sale will be disallowed to the extent substantially identical Shares of a Fund are acquired, including through the reinvestment of dividends, during the 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss generally will equal the difference between the value of the Creation Units at the time of the exchange and the AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units.

An AP that exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for the Creation Units. The IRS may assert, however, that a loss realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales,” in the case of an AP that does not mark its holdings to market, or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisers regarding whether the wash-sale rules apply and when a loss may be deductible.

Any capital gain or loss realized upon a redemption of Creation Units generally is treated as a long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if those Shares have been held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had satisfied the redemption entirely in kind. As a result, a Fund may be less tax efficient if it includes a cash payment in the proceeds paid upon the redemption of Creation Units.

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Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to the applicable Fund’s distributions. Purchasing Fund Shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its Share price typically declines by an amount approximately equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 Shares at $20 per Share on December 15 and the Fund pays a $1 per Share distribution on December 16, the Share price would adjust to $19, assuming no market fluctuations. Although the total value of your investment would remain $5,000—250 Shares multiplied by $19 in Share value, plus a $250 distribution—you generally would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receive it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before the shareholder invested and even if those income or gains were reflected in the purchase price of the Shares. Consequently, you may incur taxes on income or gains that accrued before your investment without receiving a corresponding economic benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or employer-sponsored retirement plan, you may wish to avoid purchasing Fund Shares shortly before a distribution. When available, information regarding Fund distributions can be found on the Funds’ website at [Website].

The foregoing discussion summarizes certain possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local taxes on Fund distributions and sales of Shares. Consult your personal tax adviser about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section titled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), is the Funds’ distributor and is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities purchased or sold by the Funds. The Distributor’s principal address is [].

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay up to 0.25% of its average daily net assets each year as compensation for distribution-related services with respect to its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose such fees. However, if Rule 12b-1 fees are charged in the future, because those fees would be paid from the assets of the applicable Fund on an ongoing basis, over time they would increase the cost of an investment in the Fund and may cost an investor more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares of a Fund traded on the applicable Exchange at a price above (i.e., at a premium to) or below (i.e., at a discount to) the Fund’s NAV can be found on the Funds’ website at [Website].

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ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by an Exchange. The Exchanges are not responsible for, nor has any Exchange participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. An Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall any Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, the Sub-Adviser, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

TIME Nasdaq Active ETF

“Nasdaq” is a registered trademark of Nasdaq, Inc. The TIME Nasdaq Active ETF is not sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates (collectively, “Nasdaq”). Nasdaq makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund or the ability of the Fund to achieve its investment objective. Nasdaq has no obligation or liability in connection with the administration, marketing, or trading of the Fund.

TIME S&P 500 Active ETF

The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by [LICENSEE]. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx®, and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by [].

The TIME S&P 500 Active ETF is not sponsored, endorsed, sold, or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to [] with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks, and trade names of S&P Dow Jones Indices and/or its licensors.

The S&P 500 Index is determined, composed, and calculated by S&P Dow Jones Indices without regard to [] or the Fund. S&P Dow Jones Indices has no obligation to take the needs of [] or owners of Shares into consideration in determining, composing, or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in determining the prices or amount of Shares or the timing of the issuance or sale of Shares. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing, or trading of the Fund.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, OR COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING ORAL OR WRITTEN COMMUNICATION, WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, OR AS TO RESULTS TO BE OBTAINED BY [LICENSEE], OWNERS OF SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR RELATED DATA. WITHOUT LIMITING THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING LOST PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

The Agreement and Declaration of Trust (“Declaration of Trust”) provides a detailed process for bringing derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that may be caused to a Fund or its shareholders by spurious shareholder demands and derivative actions.

Before bringing a derivative action, a demand by three unrelated shareholders must first be made on the Fund’s Trustees. The Declaration of Trust specifies the information, certifications, undertakings, and acknowledgments that must be included in the demand. Following receipt of the demand, the Trustees have 90 days, which may be extended by an additional 60 days, to consider the demand.

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If a majority of the Trustees who are considered independent for purposes of considering the demand determine that maintaining the action would not be in the best interests of the Fund, the Trustees are required to reject the demand. The complaining shareholders may not proceed with the derivative action unless they sustain the burden of proving to a court that the Trustees’ decision not to pursue the requested action was not a good-faith exercise of their business judgment on behalf of the Fund.

The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of the Fund’s outstanding Shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses, including attorneys’ fees, incurred by a Fund in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose.

The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust or a Fund if the matters alleged, if true, would give rise to a claim by the Trust or by the Trust on behalf of the Fund, unless the shareholder has suffered an injury distinct from that suffered by shareholders of the Trust or the Fund generally. Under the Declaration of Trust, a shareholder bringing a direct claim must have been a shareholder of the Fund with respect to which the direct action is brought at the time of the injury complained of or must have acquired the Shares afterward by operation of law from a person who was a shareholder at that time.

The Declaration of Trust further provides that a Fund will be responsible for the payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law and that any attorneys’ fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located in the State of Delaware. This provision does not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions to courts located in Delaware may impose economic hardship on shareholders, including by requiring shareholders to pay travel expenses for witnesses and counsel and to retain local counsel. This limitation also may restrict shareholders’ ability to bring a claim in a judicial forum they find favorable for disputes, which may discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily would include Financial Highlights for the Funds. The Financial Highlights tables are intended to help you understand the performance of each Fund for its periods of operation. Because the Funds had not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

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TIME Nasdaq Active ETF [(TICKER)]

TIME Global AI Active ETF [(TICKER)]

TIME China AI Active ETF [(TICKER) ]

TIME Korea Active ETF [(TICKER)]

TIME S&P500® Active ETF [(TICKER)]

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Sub-Adviser	Timefolio Asset Management Co., Ltd 16th floor, 96 Uisadang-daero, Yeongdeungpo-gu, Seoul Korea
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020	Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	[ ]	Custodian	U.S. Bank National Association 1555 North Rivercenter Dr. Milwaukee, Wisconsin 53212

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance after the first fiscal year each Fund is in operation. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, when available, request other information or make general inquiries about the Funds by contacting the Funds at the ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling [phone].

Shareholder reports and other information about the Funds will also be available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at [website]; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24061)

 45

*                     SUBJECT TO COMPLETION

*

*                     October 2, 2026

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*                    THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

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TIME  Nasdaq Active ETF [(TICKER)]

TIME Global AI Active ETF [(TICKER)]

TIME China AI Active ETF [(TICKER) ]

TIME Korea Active ETF [(TICKER)]

TIME S&P 500® Active ETF [(TICKER)]

Each listed on [   ].

STATEMENT OF ADDITIONAL INFORMATION

[   ], 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF (each, “a Fund”) and together and collectively, the “Funds”) each a series of Tidal Trust IV (the “Trust”), dated [   ], 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at [   ], visiting www.[website].com, or writing to the Timefolio ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

Each Fund’s audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to such Fund’s most recent Annual Certified Shareholder Report on Form N-CSR (File No. 811-24061). When available, a copy of each Fund’s Annual Certified Shareholder Report may be obtained at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF, and TIME S&P 500® Active ETF (each, a “Fund” and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on June 8, 2023. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to each Fund. Timefolio Asset Management Co., Ltd. (the “Sub-Adviser”) serves as an investment sub-adviser to each Fund.

The Funds offer and issue Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are or will be listed on [Exchange] (the “Exchange”). Shares of the Funds trade on the Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, generally in exchange for a basket of securities and a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Absence of a Prior Active Market. Although the Funds’ Shares are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for Fund Shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case such Fund may be required to liquidate.

Indexes. The TIME Korea Active ETF references the Korea Composite Stock Price Index (the “KOSPI Index”), and the TIME S&P 500® Active ETF references the S&P 500® Index. The Funds are not sponsored, endorsed, sold, or promoted by the providers of those indexes.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act’s diversification requirements with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund, and therefore those issuers may constitute a greater portion of the Fund’s portfolio. This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than a more diversified investment company. Moreover, in pursuing its investment objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code and to relieve the Fund of liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit a Fund’s investment flexibility and may make it less likely that the Fund will meet its investment objective. See “U.S. Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Sub-Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS.

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Funds will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

Borrowing. While the Funds do not intend to borrow for investment purposes, the Funds reserve the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. The Funds also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Funds. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Funds of any increase or decrease in the market value of the Funds’ portfolio. Because substantially all of the Funds’ assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Funds will increase more when the Funds’ portfolio assets increase in value and decrease more when the Funds’ portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Adviser believes that the Funds’ investment objective would be furthered.

The Funds also may borrow money to facilitate management of the Funds’ portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Funds promptly. As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Funds’ assets should fail to meet this 300% coverage test, the Funds, within three days (not including Sundays and holidays), will reduce the amount of the Funds’ borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Funds’ total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, the Funds are authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Funds’ total assets in connection with any borrowing.

Commercial Paper. The Funds may invest in high-quality, short-term commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days. The Funds may invest up to 20% of their net assets in commercial paper.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Rule 18f-4 under the 1940 Act permits the Funds to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by the Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser or Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. The Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

The staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities. Pending a change in the staff’s position, a Fund will treat such OTC options on securities as illiquid and subject to the Fund’s limitation on illiquid securities.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified “notional” amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser or Sub-Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser or Sub-Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser or Sub-Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to affect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser or Sub-Adviser is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the Adviser or Sub-Adviser did not employ such strategies.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent a Fund invests in futures contracts, the Fund will generally buy and sell futures contracts on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser or Sub-Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts are subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with such Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes such Fund). If the swap agreement does not provide for that type of netting, the full amount of such Fund’s obligations will be accrued on a daily basis.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Funds customarily enter into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by such Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (“variation margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts. If the value of a Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, SOFR versus commercial paper) or on different terms of the same benchmark (for example, one-month SOFR versus three-month SOFR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser or Sub-Adviser to correctly to predict which types of investments are likely to produce greater returns. If the Adviser or Sub-Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and, also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds’ identities as intended.

Certain U.S. Internal Revenue Service (“IRS”) positions may limit each Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect such Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions. Each Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a “Combined Transaction”) when the Adviser or Sub-Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Adviser or Sub-Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable to the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sectors; or market ETFs that invest in debt securities from a select sector of the economy (e.g., Treasury securities) a single industry or related industries; other types of ETFs continue to be developed and the Funds may invest in them to the extent consistent with their investment objectives, policies and restrictions. The ETFs in which the Funds may invest are subject to the risks applicable to the types of securities and investments used by the ETFs.

ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index based ETF’s objective is to track the performance of a specified index. Index based ETFs invest in a securities portfolio that includes substantially all of the securities in substantially the same amount as the securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index. Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Companies” below for more information), the Funds’ investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.

Fixed Income Securities. The Funds may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. In the event of a bond being called, the Adviser or applicable Sub-Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Funds.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a Fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years – the duration. Effective duration takes into account call features and sinking Fund prepayments that may shorten the life of a debt security. A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.

When investing in fixed income securities, the Funds may purchase securities regardless of their rating, including fixed income securities rated below investment grade – securities rated below investment grade are often referred to as high yield securities or “junk bonds”. High yield securities or “junk bonds,” are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted companies) and involve special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility, and may be less liquid than higher rated fixed income securities. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment of principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment in the high yield security. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on a Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

Fixed-Income Securities Ratings. Nationally recognized statistical rating organizations (together, rating agency) publish ratings based upon their assessment of the relative creditworthiness of rated fixed-income securities. Generally, a lower rating indicates higher credit risk, and higher yields are ordinarily available from fixed-income securities in the lower rating categories to compensate investors for the increased credit risk. Any use of credit ratings in evaluating fixed-income securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal, typically relying to a large extent on historical data. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect to risk of fluctuations in market value of the fixed-income security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a fixed-income obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, legislation has been enacted in an effort to reform rating agencies. The SEC has also adopted rules to require rating agencies to provide additional disclosure and reduce conflicts of interest, and further reform has been proposed. It is uncertain how such legislation or additional regulation might impact the ratings agencies business and the Adviser’s investment process.

Prepayment risk occurs when a fixed-income investment held by a Fund may be repaid in whole or in part prior to its maturity. The amount of prepayable obligations a Fund invests in from time to time may be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers may repay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases a relevant investment at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income. In a period of rising interest rates, prepayments of investments may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Since the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than short-term investments, maturity extension risk could increase the volatility of a Fund. When interest rates decline, the value of an investment with prepayment features may not increase as much as that of other fixed-income securities and, as noted above, changes in market rates of interest may accelerate or delay prepayments and thus affect maturities.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously. If, through the appreciation of illiquid investments or the depreciation of liquid investments, the Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, such Fund will take such steps as set forth in its procedures as adopted by the Board.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to such Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of such Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in such Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, such Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict such Fund’s ability to conduct transactions in those securities.

Investment Company Securities

The Funds may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. The Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

If a Fund invests in and, thus, is a shareholder of another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Funds may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if such Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending fund or through one or more joint accounts, money market funds, or other investment companies (including ETFs) which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Funds will generally seek to recall securities on loan to vote on matters if the result of the vote may materially affect the investment. However, in some circumstances the Funds may be unable to recall the securities in time to vote or may determine that the benefits to the Funds of voting are outweighed by the direct or indirect costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Funds.

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“FNMA”), the Government National Mortgage Association (“GNMA”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of the FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by the FNMA and Freddie Mac are protected.

On December 24, 2009, the U.S. Treasury amended the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. On August 17, 2012, the U.S. Treasury announced the Third Amendment to the Agreement that recalibrated the calculation of the quarterly dividends that Freddie Mac pays to the U.S. Treasury which eliminated the need for Freddie Mac circularly to borrow from the U.S. Treasury only then to pay dividends back to the U.S. Treasury. The Third Amendment suspended the periodic commitment fee for so long as the dividend amounts were based on net worth. The Third Amendment also eliminated the requirement that Freddie Mac obtain the U.S. Treasury’s consent for asset dispositions with a fair market value (individually or in aggregate) of less than $250 million, but required Freddie Mac to submit annual risk management plans to the U.S. Treasury. On December 21, 2017, a letter agreement between the U.S. Treasury and Freddie Mac changed the terms of the senior preferred stock certificates to permit Freddie Mac to retain a $3 billion capital reserve, quarterly. On September 30, 2019, the U.S. Treasury and the Federal Housing Finance Agency (FHFA), acting as Conservator to Freddie Mac, announced amendments to the senior preferred stock certificates that will permit Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the letter agreements. Since January 6, 2014, FHFA has conducted an ongoing assessment of its obligations and statutory mandates in preparation for Freddie Mac’s eventual exit from conservatorship.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
2.	Make loans, except to the extent permitted under the 1940 Act.
3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.
4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the TIME Nasdaq Active ETF, TIME Global AI Active ETF, and TIME China AI Active ETF will each concentrate their investments in the semiconductor and semiconductor equipment industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

* If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except with respect to the borrowing of money. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all registered investment companies, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Board has determined that its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management. Mr. Luis Berruga currently serves as the Lead Independent Trustee of the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust IV, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(3)
Luis Berruga Born: 1977	Trustee	Indefinite term; since 2025	Co-founder and Managing Partner, LBS Capital (family office) (2024 to present); Chief Executive Officer of Global X Management Company LLC (“Global X”) (2014 to 2023); Chief Operating Officer of Global X (2018 to 2023).	[]	Independent Trustee, of Krane Shares Trust (31 series) (2024 to present); Independent Director, Sol Strategies (March 2025 to present); Independent Director VistaOne Fund (January 2025 to present); Interested Trustee of Global X Funds (2018 to 2023).
Alisa Maute Born: 1978	Trustee	Indefinite term; since 2025	Head of Growth and New Client Development, Mercer Advisors (RIA) (2025 to present); Executive Vice President, Investment Product Management and Retirement, LPL Financial (2024); Executive Vice President, Advisor Growth Solutions, LPL Financial (2021 to 2024); Head of Strategic Partnerships, WisdomTree ETFs (2019 to 2021).	[]	Board Member, The Private Trust Company (February 2024 to September 2024).
Ashi Parikh Born: 1966	Trustee	Indefinite term; since 2025	President and Chief Investment Officer, Venturi Private Wealth (investment management firm) (2022 to present).	[]	Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016 to present); Board of Directors, World Methodist Council, Investment Committee (2018 to present); Trustee, Professionally Managed Portfolios (27 series) (since 2020).

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Eric W. Falkeis(4) Born: 1973	President, Principal Executive Officer, Trustee, and Chairman	Principal Executive Officer since 2025, Indefinite term; Trustee since 2025, Indefinite term; and Chairman, since 2025, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018)	[]	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (since 2011); Trustee and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust II (since 2022).
(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.
(2)	The group of Funds sponsored by Tidal and managed by Tidal or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, the Trust (Tidal Trust IV), and Tidal Trust V.
(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.
(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Individual Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ’self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

Mr. Berruga’s Trustee attributes include his extensive knowledge of and experience in the financial services industry. In particular, Mr. Berruga has extensive experience managing a global investment advisory firm and exchange-traded fund sponsor. Mr. Berruga has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Berruga possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Maute’s Trustee attributes include her extensive experience in the asset and wealth management industries. In particular, Ms. Maute has extensive experience in the distribution of ETF products. The Board believes Ms. Maute possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

 Mr. Parikh’s Trustee attributes include his substantial investment and executive experience in the asset management industry, including his former position as Chief Executive Officer and Chief Investment Officer of RidgeWorth Investments (global investment management firm with over $41 billion in assets). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee attributes include his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal Trust I, from 2018 to present, Trustee and Chairman of the Tidal Trust II, from 2022 to present, and Trustee and Chairman of the Tidal Trust V, from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Berruga is chair of the Audit Committee, and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to each Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and each Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of each Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for each Fund’s Form N-CSR. As of the date of this SAI, the Audit Committee met one time with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). As of the date of this SAI, the QLCC has not met with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. Maute is the chair of the Nominating and Governance Committee. The Nominating Committee meets periodically, as necessary, but at least annually. Because the Funds have not yet commenced operations, the Nominating and Governance Committee has not yet met or taken any action with respect to the Funds as of the date of the SAI.

Investment Committee. The Board has a standing Investment Committee that is comprised of all of the Independent Trustees. The Investment Committee has appointed Mr. Parikh as the Chairperson of the Committee. The Investment Committee generally meets on a quarterly basis to review performance of the various series of the Trust and report back to the Board. Because the Funds have not yet commenced operations, the Investment Committee has not yet met or taken any action with respect to the Funds as of the date of the SAI.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust IV, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	President and Principal Executive Officer	Indefinite term; since 2025	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	Indefinite Term; since 2025	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments.
Aaron J. Perkovich Born: 1973	Treasurer; Principal Financial Officer and Principal Accounting Officer	Indefinite Term; since 2025	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager, (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Ally L. Mueller Born: 1979	Senior Vice President	Indefinite term; since 2025	SVP of Launches & Client Success Management (since 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023).
Lissa M. Richter Born: 1979	Vice President	Indefinite Term; since 2025	VP of Fund Governance and Compliance (since 2024); ETF Regulatory Manager, (2021 to 2023) Tidal ETF Services LLC.
Kelly J. Lavari Born: 1967	Secretary	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), Fund Governance Specialist (2023 to 2024), Compliance Manager – Global Credit Finance, State Street Bank & Trust (2016 to 2023).
Patricia Sturdivant Born: 1982	Assistant Treasurer	Indefinite term; since 2026	VP of Fund Administration, Tidal ETF Services LLC (since 2025); VP of Client Program Office (2022 to 2025), AVP of Regulatory Reporting (2018 to 2022), State Street Corporation

(1) Mr. Falkeis is considered an interested person of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

Board Compensation

Each Independent Trustee receives $7,500 payable for each regular and special meeting attended and allocated among the funds in the Tidal Trust IV Fund Complex. In addition, the Lead Independent Trustee receives an annual retainer of $15,000. The Independent Trustees also receive reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. The Trust has no pension or retirement plan.

The following table shows the compensation estimated to be earned by each Trustee for the Funds’ current fiscal year ending [ ]. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From Fund	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Eric Falkeis	[$0]	$0
Independent Trustees
Luis Berruga	[$0]	$[]
Alisa Maute	[$0]	$[]
Ashi Parikh	[$0]	$[]

(1)	Compensation is based on estimated amounts for the fiscal year ending [ ].

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Funds.

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

CODES OF ETHICS

The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, Adviser, or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling [ phone ], (2) on the Funds’ website at www.[website].com, or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, (“Tidal” or the “Adviser”) a Tidal Financial Group company, located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund subject to the direction and oversight of the Board. The Adviser is responsible for trading portfolio securities and financial instruments for the Funds, including selecting broker-dealers to execute purchase and sale transactions. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser provides oversight of the Sub-Adviser and reviews the Sub-Adviser’s performance. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of []% based on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Funds are new and have not paid fees to the Adviser pursuant to the Advisory Agreement as of the date of this SAI.

INVESTMENT SUB-ADVISER

The Adviser has retained Timefolio Asset Management Co., Ltd. (“Timefolio” or the “Sub-Adviser”), located at 16th Floor, 96 Uisadang-daero, Yeongdeungpo-gu, Seoul, Republic of Korea, to serve as investment sub-adviser to each Fund pursuant to a sub-advisory agreement between the Adviser and Timefolio (the “Sub-Advisory Agreement”). Timefolio is responsible for the day-to-day management of each Fund’s portfolio, subject to the supervision of the Adviser and the Board. For its services, Timefolio is entitled to receive a fee from the Adviser, calculated daily and paid monthly, at an annual rate of [ ]% of each Fund’s average daily net assets.

Sub-Advisory Agreement

The Sub-Advisory Agreement with respect to each Fund will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the respective Fund, on 60 days’ written notice to the Adviser and Timefolio, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that Timefolio shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Fund Sponsorship Agreement. The Adviser has entered into a fund sponsorship agreement with Timefolio with respect to each Fund. Under the fund sponsorship agreement, Timefolio has agreed to provide financial support to the Funds and may receive a portion of the profits, if any, generated by the Funds’ unitary management fees. Timefolio may also be required to reimburse the Adviser for an agreed portion of certain shortfalls, as described in the Prospectus.

The Funds are new, and the Adviser has not paid fees with respect to the Funds to Timefolio as of the date of this SAI.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers of each Fund. NamHo Kim and HyunJu Bae of the Sub-Adviser are primarily responsible for the day-to-day management of each Fund, and Qiao Duan and Andy Hicks of the Adviser oversee trading and execution for each Fund.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of [ ].

NamHo Kim, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

HyunJu Bae, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Andy Hicks, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Qiao Duan, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Funds had not yet commenced operations and no Shares were owned by the portfolio managers.

Portfolio Manager Compensation for the Sub-Adviser. [   ].

Portfolio Manager Compensation for the Adviser. Each portfolio manager of the Adviser is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of a Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Funds’ Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as a Fund. Therefore, a potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Funds are new and have not incurred any underwriting commissions and the Distributor has not retained any amounts as of the date of this SAI.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call [   ].

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Independent Trustees”). None of the Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Funds are new, and the Administrator has not received any fees for administrative services to the Funds as of the date of this SAI.

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and fund accountant.

Pursuant to a Transfer Agent/Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides transfer agency and fund accounting services to the Funds. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the transfer agency and fund accounting services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Funds are new, and Global Fund Services has not received any fees for transfer agency services or fund accounting services to the Funds as of the date of this SAI.

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[   ], serves as the independent registered public accounting firm for each Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day that the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser and Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser will rely upon their respective experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser and Sub-Adviser owe fiduciary duties to their clients to seek to provide best execution on trades effected. In selecting a broker/ dealer for each specific transaction, the Adviser and Sub-Adviser each chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser and Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and ” — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser and Sub-Adviser each may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser and Sub-Adviser do not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser and Sub-Adviser under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser or Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser or Sub-Adviser but only if the Adviser or Sub-Adviser, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser and Sub-Adviser each faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser or Sub-Adviser, as applicable, can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s or Sub-Adviser’s expenses to the extent that the Adviser or Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser and Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser and Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit the Adviser, the Sub-Adviser, the Affiliates, or other accounts managed by the Adviser or Sub-Adviser, thereby effectively cross subsidizing the other accounts managed by the Adviser or Sub-Adviser that benefit directly from the product. The Adviser and Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser or any other Affiliate are considered at or about the same time, transactions in such securities are allocated among them in a manner deemed equitable and consistent with relevant fiduciary obligations. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds are new and have not paid any brokerage commissions as of the date of this SAI.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Directed Brokerage

The Funds are new and did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or the Sub-Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund; or (3) sold the largest dollar amounts of Shares.

The Funds are new and did not own equity securities of their regular broker-dealers or their parent companies as of the date of this SAI.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Funds are new and do not have portfolio turnover rates as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interest in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading. In general, any Fund Deposit (as defined below) or Additional Cash Deposit (as also defined below) corresponding to the placement of an order to purchase Creation Units must be transferred and delivered to the Custodian by no later than 2 p.m. Eastern Time for a Fund on the contractual settlement date (or such other time as specified by the Trust and disclosed to Authorized Participants) (in each instance, the “Deposit Deadline”).

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is generally the Closing Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Deposit Deadline. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian no later than the Deposit Deadline. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by the Deposit Deadline., then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent, the Adviser, and the Sub-Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the Deposit Deadline. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto, provided that, no such suspension of the issuance of creation units will be done in a matter that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
TIME Nasdaq Active ETF	$	[2%]
TIME Global AI Active ETF	$	[2%]
TIME China AI Active ETF	$	[2%]
TIME Korea Active ETF	$	[2%]
TIME S&P 500® Active ETF	$	[2%]

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, A FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
TIME Nasdaq Active ETF	$	[2%]
TIME Global AI Active ETF	$	[2%]
TIME China AI Active ETF	$	[2%]
TIME Korea Active ETF	$	[2%]
TIME S&P 500® Active ETF	$	[2%]

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the Closing Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

The Trust may in its discretion exercise its option to cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares of such Fund based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using pricing services. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Funds may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividends and interest income, if any, [monthly] and distribute any net realized capital gains to its shareholders at least annually. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve each Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” (before the deduction for dividends paid) for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”), and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, such Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Foreign Investments. Dividends and interest received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Funds do not expect to satisfy the requirements for passing through to their shareholders any share of foreign taxes paid by a Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

A Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the Fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of each Fund’s annual report at no charge by calling [  ] or through the Funds’ website at www.[website].com.

TIDAL TRUST IV

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.		Description of Exhibit
(a)	(i)	Certificate of Trust of Tidal Trust IV (the “Trust” or the “Registrant”), previously filed with the Trust’s registration statement on Form N-1A on March 7, 2025, is hereby incorporated by reference.
	(ii)	Amendment to Certificate of Tidal Trust IV, previously filed with the Trust’s registration statement on Form N-1A on March 7, 2025, is hereby incorporated by reference.
	(iii)	Registrant’s Declaration of Trust, previously filed with the Trust’s registration statement on Form N-1A on March 7, 2025, is hereby incorporated by reference.
(b)		Amended and Restated Registrant’s By-Laws dated March 17, 2026, previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(c)		Instruments Defining Rights of Security Holders – See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)	Investment Advisory Agreement between the Trust (for Voya Core Bond ETF, Voya Multi-Sector Income ETF and Voya Ultra Short Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
	(ii)	Investment Advisory Agreement between the Trust (for Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 5 on Form N-1A on October 27, 2025 and is incorporated herein by reference.
(i) First Amendment to the Advisory Agreement between the Trust (for Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(ii) Investment Advisory Agreement between the Trust (for Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
	(iii)	Investment Advisory Agreement between the Trust (for LOGIQ Contrarian Opportunities ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
	(iv)	Investment Advisory Agreement between the Trust (for VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement between the Trust (for VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF VegaShares AI Inference Infrastructure ETF and VegaShares AI On-Devices ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(iii) Second Amendment to the Investment Advisory Agreement between the Trust (for VegaShares AI Advanced Chip Packaging ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
	(v)	Investment Advisory Agreement between the Trust and Tidal Investments LLC, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(i) First Amendment to the Investment Advisory Agreement between the Trust (for Defiance AI Hyperscale Leaders ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement between the Trust (for Defiance AI Hyperscale ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.

(vi)	Investment Advisory Agreement between the Trust (for Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 40 on Form N-1A on August 11, 2026 and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement between the Trust (for Emerging Markets Optical & Photonics ETF) and Tidal Investments LLC – to be filed by amendment.
(vii)	Investment Advisory Agreement between the Trust (for DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 64 on Form N-1A on September 24, 2026, is hereby incorporated by reference.
(viii)	Investment Advisory Agreement between the Trust (for Raub Brock Dividend Growth ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(ix)	Investment Advisory Agreement between the Trust (for MayTech Global Growth ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
(x)	Investment Advisory Agreement between the Trust (for Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) and Tidal Investments LLC – to be filed by amendment.
(xi)	Investment Advisory Agreement between the Trust (for Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) and Tidal Investments LLC – to be filed by amendment.
(xii)	Investment Advisory Agreement between the Trust (for Manifold Equity Market Neutral ETF) and Tidal Investments LLC – to be filed by amendment.
(xiii)	Investment Advisory Agreement between the Trust (for The Sector Rotation Long/Short ETF) and Tidal Investments LLC – to be filed by amendment.
(xiv)	Investment Advisory Agreement between the Trust (for Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) and Tidal Investments LLC – to be filed by amendment.
(xv)	Investment Advisory Agreement between the Trust (for Silvercrest Large Cap Core Equity ETF) and Tidal Investments LLC – to be filed by amendment.
(xvi)	Investment Advisory Agreement between the Trust (for TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF) and Tidal Investments LLC – to be filed by amendment.
(xvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Voya Investment Management Co. LLC (for Voya Core Bond ETF, Voya Multi-Sector Income ETF and Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(xviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and LOGIQ Capital LLC (for LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
(xix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Vega Capital Partners LLC (for VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement between Tidal Investments LLC and Vega Capital Partners LLC (for VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, and VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF VegaShares AI Inference Infrastructure ETF and VegaShares AI On-Devices ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(ii) Second Amendment to the Investment Sub-Advisory Agreement between the Tidal Investments LLC and Vega Capital Partners LLC (for VegaShares AI Advanced Chip Packaging ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(xx)	Investment Sub-Advisory Agreement between Tidal Investments LLC and EMQQ Global, LLC (for Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 40 on Form N-1A on August 11, 2026 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement between Tidal Investments LLC and EMQQ Global, LLC (for Emerging Markets Optical & Photonics ETF) – to be filed by amendment.

	(xxi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Kelly Strategic Management, LLC (for DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on September 24, 2026, is hereby incorporated by reference.
	(xxii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Raub Brock Capital Management, LP (for Raub Brock Dividend Growth ETF), previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(xxiii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and MayTech Global Investments LLC (for MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
	(xxiv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Fisher Asset Management, LLC (for Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
	(xxv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and ProCap Investment Advisers, LLC (for Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
	(xxvi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and C.J. Lawrence®, a Division of Apollon Wealth Management, LLC (for Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
	(xxvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Manifold Investment Partners LLC (Manifold Equity Market Neutral ETF) – to be filed by amendment.
	(xxviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Suncoast Capital Management, LLC (The Sector Rotation Long/Short ETF) – to be filed by amendment.
	(xxix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and EMQQ Global, LLC (Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
	(xxx)	Investment Sub-Advisory Agreement between Tidal Investments LLC and [ ] (Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF, and US Small Cap ETF) – to be filed by amendment.
	(xxxi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Silvercrest Asset Management Group LLC (Silvercrest Large Cap Core Equity ETF) – to be filed by amendment.
	(xxxii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Timefolio Asset Management Co., Ltd (TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF) – to be filed by amendment.
(e)	(i)	Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(i) First Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Defiance AI Hyperscale Leaders ETF, Voya Core Bond ETF, Voya Multi-Sector Income ETF, Voya Ultra Short Income ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(ii) Second Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
(iii) Third Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(iv) Fourth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 31 on Form N-1A on June 30, 2026, and is incorporated herein by reference.
(v) Fifth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF, VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF, VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF, Emerging Markets GPU ETF, DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF, previously filed with Post-Effective Amendment No. 39 on Form N-1A on August 3, 2026, and is incorporated herein by reference.

(vi) Form of Sixth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Raub Brock Dividend Growth ETF, MayTech Global Growth ETF and Portfolio Building Block Tactical Multipurpose ETF), previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(vii) Seventh Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(viii) Eighth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(ix) Ninth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(x) Tenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Manifold Equity Market Neutral ETF) – to be filed by amendment.
(xi) Eleventh Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(xii) Twelfth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(xiii) Thirteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Silvercrest Large Cap Core Equity ETF) – to be filed by amendment.
(xiv) Fourteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF) – to be filed by amendment.
	(ii)	Form of Authorized Participant Agreement, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(f)		Not applicable.
(g)	(i)	Custodian Agreement between the Trust and The Bank of New York Mellon (“BNY”), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(i) First Amendment to the Custodian Agreement (adding HyperScale Leaders ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF Portfolio Building Block World Pharma and Biotech Index ETF, Voya Core Bond ETF, Voya Multi-Sector Income ETF Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 6 on Form N-1A on November 4, 2025, is hereby incorporated by reference.
(ii) Second Amendment to the Custodian Agreement (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Custodian Agreement (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iv) Form of Fourth Amendment to the Custodian Agreement (adding Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
	(ii)	Custodian Agreement between the Trust and U.S. Bank National Association (“U.S. Bank”) (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(i) First Amendment to the Custodian Agreement (adding Defiance AI Hyperscale Leaders ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(ii) Second Amendment to the Custodian Agreement (adding DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF and VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.

(iii) Third Amendment to the Custodian Agreement (adding Raub Brock Dividend Growth ETF and MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
(iv) Fourth Amendment to the Custodian Agreement (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(v) Fifth Amendment to the Custodian Agreement (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(vi) Sixth Amendment to the Custodian Agreement (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(vii) Seventh Amendment to the Custodian Agreement (adding Manifold Equity Market Neutral ETF) – to be filed by amendment.
(viii) Eighth Amendment to the Custodian Agreement (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(ix) Ninth Amendment to the Custodian Agreement (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(x) Tenth Amendment to the Custodian Agreement (adding Silvercrest Large Cap Core Equity ETF) – to be filed by amendment.
(xi) Eleventh Amendment to the Custodian Agreement (adding TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF) – to be filed by amendment.
(h)	(i)	Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(i) First Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Voya Core Bond ETF, Voya Multi-Sector Income ETF, Voya Ultra Short Income ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration Production Index ETF, and HyperScale Leaders ETF), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(ii) Second Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
(iii) Third Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(iv) Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(v) Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Inference Infrastructure ETF, VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF, Emerging Markets GPU ETF, VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF and VegaShares Triple Source Income ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(vi) Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF and VegaShares AI Advanced Chip Packaging ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(vii) Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Raub Brock Dividend Growth ETF, MayTech Global Growth ETF and Portfolio Building Block Tactical Multipurpose ETF), previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.

(viii) Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(ix) Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(x) Tenth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(xi) Eleventh Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Manifold Equity Market Neutral ETF) – to be filed by amendment.
(xii) Twelfth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(xiii) Thirteenth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(xiv) Fourteenth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Silvercrest Large Cap Core Equity ETF) – to be filed by amendment.
(xv) Fifteenth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF) – to be filed by amendment.
(ii)	Transfer Agency and Servicing Agreement between the Trust and BNY, previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(i) First Amendment to the Transfer Agency Agreement (adding HyperScale Leaders ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF Portfolio Building Block World Pharma and Biotech Index ETF, Voya Core Bond ETF, Voya Multi-Sector Income ETF Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 6 on Form N-1A on November 4, 2025, is hereby incorporated by reference.
(ii) Second Amendment to the Transfer Agency Agreement (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Transfer Agency Agreement (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iv) Form of Fourth Amendment to the Transfer Agency Agreement (adding Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
(iii)	Transfer Agency and Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(i) First Amendment to the Transfer Agency Agreement (adding Defiance AI Hyperscale Leaders ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(ii) Second Amendment to the Transfer Agency Agreement (adding DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF, VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF, VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF, VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Transfer Agency Agreement (adding Raub Brock Dividend Growth ETF and MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
(iv) Fourth Amendment to the Transfer Agency Agreement (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.

(v) Fifth Amendment to the Transfer Agency Agreement (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(vi) Sixth Amendment to the Transfer Agency Agreement (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(vii) Seventh Amendment to the Transfer Agency Agreement (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(viii) Eighth Amendment to the Transfer Agency Agreement (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(ix) Ninth Amendment to the Transfer Agency Agreement (adding Silvercrest Large Cap Core Equity ETF) – to be filed by amendment.
(x) Tenth Amendment to the Transfer Agency Agreement (adding TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF) – to be filed by amendment.
(iv)	Fund Accounting Agreement between the Trust and BNY, previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(i) First Amendment to the Fund Accounting Agreement (adding HyperScale Leaders ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF Portfolio Building Block World Pharma and Biotech Index ETF, Voya Core Bond ETF, Voya Multi-Sector Income ETF Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 6 on Form N-1A on November 4, 2025, is hereby incorporated by reference.
(ii) Second Amendment to the Fund Accounting Agreement (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Fund Accounting Agreement (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iv) Form of Fourth Amendment to the Fund Accounting Agreement (adding Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
(v)	Fund Accounting Agreement between the Trust and U.S. Bancorp Fund Services, LLC (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(i) First Amendment to the Fund Accounting Agreement (adding Defiance AI Hyperscale Leaders ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(ii) Second Amendment to the Fund Accounting Agreement (adding DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF. VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF, VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Fund Accounting Agreement (adding Raub Brock Dividend Growth ETF and MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
(iv) Fourth Amendment to the Fund Accounting Agreement (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(v) Fifth Amendment to the Fund Accounting Agreement (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(vi) Sixth Amendment to the Fund Accounting Agreement (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(vii) Seventh Amendment to the Fund Accounting Agreement (adding Manifold Equity Market Neutral ETF) – to be filed by amendment.

(viii) Eighth Amendment to the Fund Accounting Agreement (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(ix) Ninth Amendment to the Fund Accounting Agreement (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(x) Tenth Amendment to the Fund Accounting Agreement (adding Silvercrest Large Cap Core Equity ETF) – to be filed by amendment.
(xi) Eleventh Amendment to the Fund Accounting Agreement (adding TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF) – to be filed by amendment.
	(vi)	Powers of Attorney, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(i)	(i)	Opinion and Consent of Counsel (for Voya Core Bond ETF, Voya Multi-Sector Income ETF and Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
	(ii)	Opinion and Consent of Counsel (for Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF), previously filed with Post-Effective Amendment No. 5 on Form N-1A on October 27, 2025 and is incorporated herein by reference.
	(iii)	Opinion and Consent of Counsel for (LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
	(iv)	Opinion and Consent of Counsel for (VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
	(v)	Opinion and Consent of Counsel for (Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF and Portfolio Building Block World Consumer Staples ETF), previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
	(vi)	Opinion and Consent of Counsel for (Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on July 17, 2026 and is incorporated herein by reference.
	(vii)	Opinion and Consent of Counsel for (Defiance AI Hyperscale Leaders ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
	(viii)	Opinion and Consent of Counsel for (VegaShares AI Inference ETF, VegaShares AI Advanced Materials ETF, VegaShares Junior AI ETF, VegaShares Hard Drive ETF, VegaShares Trillions ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
	(ix)	Opinion and Consent of Counsel for (VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF and VegaShares AI Compute ETF), previously filed with Post-Effective Amendment No. 39 on Form N-1A on August 3, 2026, and is incorporated herein by reference.
	(x)	Opinion and Consent of Counsel for (Emerging Markets AI ETF), previously filed with Post-Effective Amendment No. 40 on Form N-1A on August 11, 2026 and is incorporated herein by reference.
	(xi)	Opinion and Consent of Counsel for (Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 43 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
	(xii)	Opinion and Consent of Counsel for (VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF and VegaShares AI On-Devices ETF), previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 28, 2026 and is incorporated herein by reference.
	(xiii)	Opinion and Consent of Counsel for (DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on September 24, 2026, is hereby incorporated by reference.
	(xiv)	Opinion and Consent of Counsel for (Raub Brock Dividend Growth ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(xv)	Opinion and Consent of Counsel for (VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF and VegaShares Triple Source Income ETF) – to be filed by amendment.
	(xvi)	Opinion and Consent of Counsel for (VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF and VegaShares Silicon Wafers ETF), previously filed with Post-Effective Amendment No. 62 on Form N-1A on September 16, 2026, is hereby incorporated by reference.
	(xvii)	Opinion and Consent of Counsel for (MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
	(xviii)	Opinion and Consent of Counsel for (Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.

	(xix)	Opinion and Consent of Counsel (for Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
	(xx)	Opinion and Consent of Counsel (for Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
	(xxi)	Opinion and Consent of Counsel (for Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
	(xxii)	Opinion and Consent of Counsel (for Manifold Equity Market Neutral ETF) – to be filed by amendment.
	(xxiii)	Opinion and Consent of Counsel (for The Sector Rotation Long/Short ETF) – to be filed by amendment.
	(xxiv)	Opinion and Consent of Counsel (for Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
	(xxv)	Opinion and Consent of Counsel (for Silvercrest Large Cap Core Equity ETF) – to be filed by amendment.
	(xxvi)	Opinion and Consent of Counsel (for TIME Nasdaq Active ETF, TIME Global AI Active ETF, TIME China AI Active ETF, TIME Korea Active ETF and TIME S&P 500® Active ETF) – to be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm – Not applicable.
(k)		Not applicable.
(l)	(i)	Subscription Agreement – to be filed by amendment.
	(ii)	Letter of Representations between the Trust and Depository Trust Company – to be filed by amendment.
(m)		Rule 12b-1 Plan, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)	Code of Ethics for Tidal Trust IV, previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with the Trust’s registration statement on Form N-1A on March 7, 2025, is hereby incorporated by reference.
	(iii)	Code of Ethics for Distributor – not applicable per Rule 17j-1(c)(3).
	(iv)	Code of Ethics for Voya Investment Management Co. LLC, previously filed with Post-Effective Amendment No. 64 on Form N-1A on September 24, 2026, is hereby incorporated by reference.
	(v)	Code of Ethics for LOGIQ Capital LLC, previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
	(vi)	Code of Ethics for Vega Capital Partners LLC, previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
	(vii)	Code of Ethics for EMQQ Global, LLC, previously filed with Post-Effective Amendment No. 43 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
	(viii)	Code of Ethics for Kelly Strategic Management, LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(ix)	Code of Ethics for Raub Brock Capital Management, LP, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(x)	Code of Ethics for MayTech Global Investments LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(xi)	Code of Ethics for Fisher Asset Management, LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(xii)	Code of Ethics for ProCap Investment Advisers, LLC – to be filed by amendment.
	(xiii)	Code of Ethics for C.J. Lawrence®, a Division of Apollon Wealth Management, LLC – to be filed by amendment.
	(xiv)	Code of Ethics for Manifold Investment Partners LLC – to be filed by amendment.
	(xv)	Code of Ethics for Suncoast Capital Management, LLC – to be filed by amendment.
	(xvi)	Code of Ethics for Silvercrest Asset Management Group LLC – to be filed by amendment.
	(xvii)	Code of Ethics for Timefolio Asset Management Co., Ltd – to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Tidal Investments LLC	801-76857
Voya Investment Management Co. LLC	801-9046
LOGIQ Capital LLC	801-134092
Vega Capital Partners LLC	801-134415
EMQQ Global, LLC	801-136821
Kelly Strategic Management, LLC	801-121745
Raub Brock Capital Management, LP	801-71732
MayTech Global Investments LLC	801-108849
Fisher Asset Management, LLC	801-29362
ProCap Investment Advisers, LLC	[ ]
C.J. Lawrence®, a Division of Apollon Wealth Management, LLC	[ ]
Manifold Investment Partners LLC	801-78502
Suncoast Capital Management, LLC	[ ]
Silvercrest Asset Management Group LLC	[ ]
Timefolio Asset Management Co., Ltd.	[ ]

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC

21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovative Strategies Fund
43.	Cohen & Steers ETF Trust
44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
45.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
46.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
47.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
48.	Davis Fundamental ETF Trust
49.	Defiance Autism Impact ETF, Series of ETF Series Solutions
50.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
52.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Defiance Retail Kings ETF, Series of ETF Series Solutions
55.	Defiance US 100 Tech AI Moat ETF, Series of ETF Series Solutions
56.	Defiance US 100 Tech Ex Software ETF, Series of ETF Series Solutions
57.	Denali Structured Return Strategy Fund
58.	Dodge & Cox Funds
59.	DoubleLine ETF Trust
60.	DoubleLine Income Solutions Fund
61.	DoubleLine Opportunistic Credit Fund
62.	DoubleLine Yield Opportunities Fund
63.	DriveWealth ETF Trust
64.	EIP Investment Trust
65.	Ellington Income Opportunities Fund
66.	ETF Opportunities Trust
67.	Exchange Listed Funds Trust
68.	Exchange Place Advisors Trust
69.	FIS Trust
70.	FlexShares Trust
71.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
72.	Forum Funds
73.	Forum Funds II
74.	Forum Real Estate Income Fund
75.	GMO ETF Trust
76.	GoldenTree Opportunistic Credit Fund
77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Funds Trust
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Harris Oakmark ETF Trust

82.	Hawaiian Tax-Free Trust
83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
94.	John Hancock Exchange-Traded Fund Trust
95.	Kurv ETF Trust
96.	Lazard Active ETF Trust
97.	LDR High Income Realty Fund, Series of World Funds Trust
98.	Lone Peak Value Fund, Series of World Funds Trust
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	Milliman Funds Trust
105.	MoA Funds Corporation
106.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
107.	Morgan Stanley ETF Trust
108.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
109.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
110.	Morningstar Funds Trust
111.	NEOS ETF Trust
112.	Niagara Income Opportunities Fund
113.	NXG Cushing® Midstream Energy Fund
114.	NXG NextGen Infrastructure Income Fund
115.	OTG Latin American Fund, Series of World Funds Trust
116.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Enhanced Equity Fund, Series of Listed Funds Trust
118.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Hedged Equity Fund, Series of Listed Funds Trust
120.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
121.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
122.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
123.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
124.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
125.	Palmer Square Funds Trust
126.	Palmer Square Opportunistic Income Fund
127.	Partners Group Private Income Opportunities, LLC
128.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.	Plan Investment Fund, Inc.
130.	Point Bridge America First ETF, Series of ETF Series Solutions
131.	Precidian ETFs Trust
132.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
133.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
135.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
136.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
137.	Renaissance Capital Greenwich Funds
138.	REX ETF Trust
139.	Reynolds Funds, Inc.
140.	RMB Investors Trust
141.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
142.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

143.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
144.	Roundhill Cannabis ETF, Series of Listed Funds Trust
145.	Roundhill ETF Trust
146.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
147.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
148.	Roundhill Video Games ETF, Series of Listed Funds Trust
149.	Rule One Fund, Series of World Funds Trust
150.	Russell Investments Exchange Traded Funds
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	Six Circles Trust
153.	Sound Shore Fund, Inc.
154.	SP Funds Trust
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategic Trust
160.	Strategy Shares
161.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
162.	Tekla World Healthcare Fund
163.	Tema ETF Trust
164.	The 2023 ETF Series Trust
165.	The Community Development Fund
166.	The Cook & Bynum Fund, Series of World Funds Trust
167.	The Private Shares Fund
168.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
169.	Third Avenue Trust
170.	Third Avenue Variable Series Trust
171.	Tidal Trust I
172.	Tidal Trust II
173.	Tidal Trust III
174.	Tidal Trust IV
175.	TIFF Investment Program
176.	Timothy Plan Free Cash Flow ETF, Series of The Timothy Plan
177.	Timothy Plan Free Cash Flow Growth ETF, Series of The Timothy Plan
178.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
179.	Timothy Plan Fixed Income ETF, Series of The Timothy Plan
180.	Timothy Plan International ETF, Series of The Timothy Plan
181.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
182.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
183.	Total Fund Solution
184.	Touchstone ETF Trust
185.	Trailmark Series Trust
186.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
187.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
188.	T-Rex 2x Long Ether Daily Target ETF
189.	U.S. Global Investors Funds
190.	Union Street Partners Value Fund, Series of World Funds Trust
191.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
192.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
193.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
194.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
195.	Virtus Stone Harbor Emerging Markets Income Fund
196.	Volatility Shares Trust
197.	WEBs ETF Trust
198.	Wedbush Series Trust
199.	Wellington Global Multi-Strategy Fund
200.	Wilshire Mutual Funds, Inc.
201.	Wilshire Variable Insurance Trust
202.	WisdomTree Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	190 Middle Street, Suite 301, Portland ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204

Registrant’s Fund Accountant and Transfer Agent	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Registrant’s Custodian	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Registrant’s Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212

Registrant’s Principal Underwriter	Foreside Fund Services, LLC 190 Middle Street, Suite 301, Portland, Maine 04101

Registrant’s Investment Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204

Registrant’s Sub-Adviser	Voya Investment Management Co. LLC 200 Park Avenue New York, NY 10166

Registrant’s Sub-Adviser	LOGIQ Capital LLC 61 West Palisade Avenue Englewood, New Jersey 07631

Registrant’s Sub-Adviser	Vega Capital Partners LLC 330 Spring Street New York, New York 10013

Registrant’s Sub-Adviser	EMQQ Global, LLC 6 Quail Run, Lafayette, California 94549

Registrant’s Sub-Adviser	Kelly Strategic Management, LLC 7887 East Belleview Avenue, Suite 1100 Denver, Colorado 80111

Registrant’s Sub-Adviser	Raub Brock Capital Management, LP 700 Larkspur Landing Circle, Suite 240 Larkspur, California 94939

Registrant’s Sub-Adviser	MayTech Global Investments LLC 450 Park Ave Ste 2700 New York, NY 10022

Registrant’s Sub-Adviser	Fisher Asset Management, LLC 6500 International Pkwy, Ste 2050 Plano, Texas 75093

Registrant’s Sub-Adviser	ProCap Investment Advisers, LLC 600 Lexington Avenue New York, New York 10022

Registrant’s Sub-Adviser	C.J. Lawrence®, a Division of Apollon Wealth Management, LLC 111 Coleman Blvd, Suite 402 Mount Pleasant, SC 29464

Registrant’s Sub-Adviser	Manifold Investment Partners LLC 2 Embarcadero Center, 8th Floor San Francisco, CA 94111

Registrant’s Sub-Adviser	Suncoast Capital Management, LLC [ ]

Registrant’s Sub-Adviser	Silvercrest Asset Management Group LLC 1330 Avenue of the Americas 38th Floor New York, NY 10019

Registrant’s Sub-Adviser	Timefolio Asset Management Co., Ltd. 16th floor, 96 Uisadang-daero, Yeongdeungpo-gu, Seoul, Republic of Korea

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on October 2, 2026.

Tidal Trust IV

/s/ Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on October 2, 2026.

	Signature	Title

	/s/ Eric W. Falkeis	President, Principal Executive Officer and Trustee
Eric W. Falkeis

	/s/ Luis Berruga*	Trustee
Luis Berruga

	/s/ Alisa Maute*	Trustee
Alisa Maute

	/s/ Ashi Parikh*	Trustee
Ashi Parikh

	/s/ Aaron Perkovich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney